United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356
(Address of principal executive offices) (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: (513)-878-4066

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITY—0.2%

Discover Card Master Trust, 5.10%, 10/15/13	$ 500,000	$ 500,897

COLLATERALIZED MORTGAGE OBLIGATION—0.0%
JPMorgan Mortgage Trust, 4.50%, 9/25/34	151,757	153,655

COMMERCIAL MORTGAGE BACKED SECURITIES—7.2%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	510,402
Bear Stearns Commercial Mortgage Securities, 4.52%, 11/11/41	500,000	509,117
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42+	572,524	577,619
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	1,050,711
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	264,585	269,542
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,067,033
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42+	950,132	953,751
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	2,145,150
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/13/50	1,000,000	1,028,673
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,085,743
CS First Boston Mortgage Securities Corp., 6.53%, 6/15/34	67,520	67,456
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	748,342	758,153
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	420,704	427,330
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	24,955	24,929
JP Morgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	645,000	661,560
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	395,942	400,947
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	1,000,000	996,087
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	1,058,645
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	2,144,005
LB-UBS Commercial Mortgage Trust, 5.64%, 12/15/25	20,843	20,865
Morgan Stanley Capital I, 3.88%, 9/15/47(a)	1,000,000	1,016,890
Morgan Stanley Capital I, 4.83%, 6/12/47	944,921	962,555
Morgan Stanley Capital I, 5.01%, 1/14/42	935,093	948,180
Morgan Stanley Capital I, 5.81%, 8/12/41+	1,000,000	1,108,548
Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/35	1,225,000	1,273,980
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		21,067,871

FOREIGN BONDS—1.5%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,177,120
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,073,678
Republic of Austria, 2.00%, 11/15/12(a)	1,000,000	1,018,871
TOTAL FOREIGN BONDS		4,269,669

MUNICIPAL BONDS—2.2%
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	619,728
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,008,610
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	499,045
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,016,830
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,453,920
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	1,004,570
Wisconsin State Transportation Rev., 5.84%, 7/01/30	800,000	781,672
TOTAL MUNICIPAL BONDS		6,384,375

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%
ADVERTISING—0.4%
Omnicom Group, Inc., 6.25%, 7/15/19	$ 1,000,000	$ 1,117,549

AUTO COMPONENTS—0.4%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,066,525

BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	534,321

BROADCASTING & CABLE TV—0.6%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,040,961
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.63%, 5/15/16	750,000	826,875
		1,867,836
BUILDING PRODUCTS—0.5%
Masco Corp., 6.13%, 10/03/16	500,000	512,834
Owens Corning, 6.50%, 12/01/16	800,000	871,041
		1,383,875
CAPITAL MARKETS—0.6%
BlackRock, Inc., 3.50%, 12/10/14	1,000,000	1,045,577
Franklin Resources, Inc., 2.00%, 5/20/13	670,000	677,332
		1,722,909
CHEMICALS—0.7%
Airgas, Inc., 3.25%, 10/01/15	1,000,000	1,000,412
Albemarle Corp., 4.50%, 12/15/20	500,000	493,016
Nalco Co., 8.25%, 5/15/17	500,000	546,250
		2,039,678
COMMERCIAL BANKS—2.8%
American Express Bank FSB, 5.55%, 10/17/12	630,000	667,632
ANZ National Internatioanl Ltd., 3.13%, 8/10/15(a)	1,000,000	991,699
Bank of New York Mellon Corp., 5.13%, 8/27/13	830,000	901,699
Bank of Nova Scotia, 2.25%, 1/22/13	2,000,000	2,042,064
Canadian Imperial Bank of Commerce, 2.00%, 2/04/13(a)	1,000,000	1,017,631
State Street Corp., 7.35%, 6/15/26	1,000,000	1,142,096
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,325,029
		8,087,850
COMMERCIAL SERVICES & SUPPLIES—0.7%
GATX Corp., 9.00%, 11/15/13	1,004,310	1,138,031
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,045,319
		2,183,350
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,096,371

CONSUMER FINANCE—1.1%
American Honda Finance Corp., 4.63%, 4/02/13(a)	1,500,000	1,587,024
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,082,426
Harley-Davidson Financial Services, Inc., 3.88%, 3/15/16(a)	150,000	149,290
SLM Corp., 5.38%, 1/15/13	500,000	520,076
		3,338,816
CONTAINERS & PACKAGING—0.6%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	543,741
Sealed Air Corp., 7.88%, 6/15/17	1,000,000	1,118,242
		1,661,983

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%, continued
DIVERSIFIED FINANCIAL SERVICES—4.7%
Ally Financial, Inc., 6.75%, 12/01/14	$ 600,000	$ 632,250
Bank of America Corp., 4.50%, 4/01/15	500,000	519,205
Citigroup, Inc., 5.13%, 5/05/14	1,000,000	1,066,293
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,172,650
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,109,076
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,022,307
JPMorgan Chase & Co., 4.65%, 6/01/14	1,000,000	1,068,850
Moody's Corp., 5.50%, 9/01/20	1,000,000	1,014,313
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,532,003
NASDAQ OMX Group, Inc., 4.00%, 1/15/15	621,000	616,649
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,064,992
NYSE Euronext, 4.80%, 6/28/13	1,000,000	1,066,751
UBS AG, 3.88%, 1/15/15	1,000,000	1,024,915
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	964,405
		13,874,659
ELECTRIC UTILITIES—5.0%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,065,003
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	608,972
CenterPoint Energy Houston Electric LLC, 7.00%, 3/01/14	1,000,000	1,134,026
CMS Energy Corp., 4.25%, 9/30/15	600,000	601,674
Consumers Energy Co., 6.70%, 9/15/19	625,000	734,907
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	149,829	149,237
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	526,476
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	865,085	884,393
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,746,893
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	510,651
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,256,942
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,049,421
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,143,743
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,145,973
TransAlta Corp., 4.75%, 1/15/15	500,000	531,360
TransAlta Corp., 6.65%, 5/15/18	500,000	559,802
Vectren Utility Holdings, Inc., 6.63%, 12/01/11	1,000,000	1,036,274
		14,685,747
ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	526,726
FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%, 1/15/14	500,000	569,294

FOOD PRODUCTS—0.5%
Kellogg Co., 4.25%, 3/06/13	1,000,000	1,054,488
Ralcorp Holdings, Inc., 4.95%, 8/15/20	500,000	502,575
		1,557,063
GAS UTILITIES—0.9%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	243,090
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,151,013
National Fuel Gas Co., 6.50%, 4/15/18	500,000	545,404
Sempra Energy, 6.50%, 6/01/16	600,000	684,779
		2,624,286

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
Beckman Coulter, Inc., 6.00%, 6/01/15	$ 900,000	$ 982,993
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	517,932
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	517,829
		2,018,754
HEALTH CARE PROVIDERS & SERVICES—0.9%
Express Scripts, Inc., 6.25%, 6/15/14	550,000	611,023
Howard Hughes Medical Institute, 3.45%, 9/01/14	843,000	891,194
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	497,795
McKesson Corp., 6.00%, 3/01/41	474,000	490,790
		2,490,802
HOTELS, RESTAURANTS & LEISURE—0.6%
Hyatt Hotels Corp., 5.75%, 8/15/15(a)	750,000	776,494
Yum! Brands, Inc., 8.88%, 4/15/11	1,000,000	1,002,239
		1,778,733
HOUSEHOLD DURABLES—0.4%
Snap-On, Inc., 4.25%, 1/15/18	500,000	511,468
Stanley Black & Decker, Inc., 6.15%, 10/01/13	725,000	802,123
		1,313,591
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	501,279
INDUSTRIAL CONGLOMERATES—1.3%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,550,347
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,103,729
Harsco Corp., 5.75%, 5/15/18	1,000,000	1,093,380
		3,747,456
INDUSTRIAL MACHINERY—0.4%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,030,437

INSURANCE BROKERS—0.4%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,064,341

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,065,107
Frontier Communications Corp., 7.88%, 4/15/15	500,000	538,750
GTE Corp., 6.84%, 4/15/18	1,000,000	1,155,654
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	498,064
		3,257,575
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%, 4/15/17(a)	500,000	525,000

IT SERVICES—0.5%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	245,066
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,078,392
Fiserv, Inc., 3.13%, 10/01/15	250,000	248,807
		1,572,265
LIFE & HEALTH INSURANCE—0.4%
Ohio National Financial Services, Inc., 6.35%, 4/01/13(a)	355,000	378,349
Prudential Financial, Inc., 4.75%, 4/01/14	641,000	681,677
		1,060,026

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%, continued
MACHINERY—0.2%
Pall Corp., 5.00%, 6/15/20	$ 500,000	$ 508,817

METALS & MINING—0.5%
Carpenter Technology Corp., 6.63%, 5/15/13	500,000	528,632
Teck Resources Ltd., 9.75%, 5/15/14	750,000	911,217
		1,439,849
MULTI-LINE INSURANCE—1.4%
American International Group, Inc., 4.25%, 5/15/13	500,000	516,569
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	806,285
MetLife, Inc., 4.75%, 2/08/21	500,000	501,140
Metropolitan Life Global Funding I, 5.13%, 6/10/14(a)	500,000	541,895
Principal Life Global Funding I, 6.25%, 2/15/12(a)	1,000,000	1,047,084
Unitrin, Inc., 6.00%, 11/30/15	650,000	679,735
		4,092,708
MULTILINE RETAIL—0.9%
J.C. Penney Co., Inc., 5.75%, 2/15/18	500,000	503,750
Wal-Mart Stores, Inc., 1.50%, 10/25/15	1,000,000	956,698
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,271,915
		2,732,363
OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	509,357

OIL, GAS & CONSUMABLE FUELS—2.4%
BP Capital Markets plc, 3.88%, 3/10/15	1,250,000	1,297,961
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,075,000	1,283,503
Merey Sweeny LP, 8.85%, 12/18/19(a)	661,172	761,961
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,049,250
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	526,399
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	840,500	901,016
Shell International Finance BV, 4.00%, 3/21/14	1,000,000	1,068,804
		6,888,894
PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	830,115
Plum Creek Timberlands LP, 4.70%, 3/15/21	375,000	361,137
		1,191,252
PHARMACEUTICALS—1.2%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,080,539
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,336,728
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,133,471
		3,550,738
PIPELINES—1.2%
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	519,774
Enterprise Products Operating LLC, 3.70%, 6/01/15	1,000,000	1,030,288
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,022,058
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,046,888
		3,619,008

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%, continued
PROPERTY & CASUALTY INSURANCE—1.5%
21st Century Insurance Group, 5.90%, 12/15/13	$ 973,000	$ 1,041,129
Fidelity National Financial, Inc., 7.30%, 8/15/11	1,000,000	1,020,536
Markel Corp., 6.80%, 2/15/13	1,000,000	1,073,794
Progressive Corp., 6.70%, 6/15/37+	500,000	527,500
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	746,855
		4,409,814
PUBLISHING—0.6%
McGraw-Hill Cos., Inc., 5.38%, 11/15/12	1,000,000	1,057,515
Washington Post Co., 7.25%, 2/01/19	575,000	655,623
		1,713,138
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
AMB Property LP, 6.13%, 12/01/16	1,000,000	1,094,374
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,084,245
		2,178,619
REINSURANCE—0.4%
Berkshire Hathaway, Inc., 2.13%, 2/11/13	1,200,000	1,225,506

ROAD & RAIL—0.5%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,012,713
CSX Transportation, Inc., 8.38%, 10/15/14	460,666	534,119
		1,546,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Analog Devices, Inc., 5.00%, 7/01/14	1,000,000	1,086,836
Applied Materials, Inc., 7.13%, 10/15/17	500,000	588,920
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,102,874
		2,778,630
SOFT DRINKS—0.4%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,095,410

SPECIALTY RETAIL—0.7%
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	493,833
Home Depot, Inc., 5.95%, 4/01/41	1,000,000	997,214
Staples, Inc., 9.75%, 1/15/14	500,000	600,283
		2,091,330
SUPRANATIONAL—2.1%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	1,066,204
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,048,154
Inter-American Development Bank, 3.50%, 7/08/13	1,000,000	1,053,050
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	2,033,100
International Finance Facility for Immunisation (IFFIM), 5.00%, 11/14/11(a)	1,000,000	1,027,871
		6,228,379

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—46.4%, continued
TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc., 3.38%, 11/01/15	$ 500,000	$ 492,385

THRIFTS & MORTGAGE FINANCE—0.4%
Countrywide Financial Corp., 5.80%, 6/07/12	1,000,000	1,051,860

TRANSPORTATION SERVICES—0.3%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	813,690	797,351

TRUCK MANUFACTURERS—0.3%
PACCAR, Inc., 6.88%, 2/15/14	760,000	866,195

TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	991,225

UTILITIES—0.7%
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	558,467	603,166
Salton Sea Funding Corp., 7.48%, 11/30/18	909,277	961,415
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	588,033	580,871
		2,145,452
WATER UTILITIES—0.4%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,122,541
TOTAL CORPORATE BONDS		135,566,750

CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community Investment, Inc., 0.45%, 12/15/12+(b)	1,010,000	1,010,000
Everence Community Investment, Inc., 0.68%, 12/15/11+(b)	1,052,500	1,052,500
Everence Community Investment, Inc., 0.68%, 12/15/13+(b)	802,500	731,078
TOTAL CORPORATE NOTES		2,793,578

INTEREST-ONLY BONDS—0.0%
FREDDIE MAC REMICS — 0.0%
5.00%, 4/15/29	1,270,324	43,642

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0%
0.76%, 4/16/27+	5,099,989	61,302
TOTAL INTEREST ONLY BONDS		104,944

U.S. GOVERNMENT AGENCIES—38.4%
FEDERAL FARM CREDIT BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,235,248

FEDERAL HOME LOAN BANK — 5.3%
3.38%, 6/12/20	3,500,000	3,382,596
3.88%, 6/14/13	300,000	318,738
5.00%, 11/17/17	2,000,000	2,243,138
5.00%, 12/10/21	2,625,000	2,863,408
5.50%, 7/15/36	6,220,000	6,732,708
		15,540,588
FEDERAL HOME LOAN MORTGAGE CORP. — 13.6%
2.61%, 5/01/34+	222,466	231,669

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—38.4%, continued
FEDERAL HOME LOAN MORTGAGE CORP. — 13.6%, continued
2.61%, 5/01/34+	$ 390,800	$ 406,966
3.75%, 3/27/19	9,869,000	10,172,995
4.00%, 10/01/25	1,764,910	1,817,030
4.50%, 6/01/18	717,158	753,892
4.50%, 10/01/35	2,623,595	2,685,568
4.50%, 6/01/39	2,564,304	2,610,453
4.50%, 9/01/40	3,868,553	3,935,755
5.00%, 4/01/19	535,442	573,714
5.00%, 12/01/21	999,108	1,066,150
5.00%, 2/15/32	1,371,531	1,443,739
5.00%, 7/01/35	1,067,411	1,119,476
5.00%, 6/01/39	4,397,800	4,595,822
5.50%, 4/01/22	571,800	617,869
5.50%, 11/01/33	515,447	553,694
5.50%, 3/01/36	697,889	748,146
5.50%, 6/01/36	1,087,768	1,164,741
5.50%, 12/01/36	1,031,255	1,104,229
6.00%, 9/01/17	449,119	487,575
6.00%, 4/01/27	1,091,765	1,187,104
6.00%, 6/01/36	754,692	820,596
6.00%, 8/01/37	629,342	684,300
7.00%, 2/01/30	263,607	299,951
7.00%, 3/01/31	219,591	249,867
7.50%, 7/01/30	452,689	515,846
		39,847,147
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%
1.25%, 8/20/13	3,103,000	3,113,786
1.95%, 2/01/34+	204,413	210,134
2.52%, 6/01/33+	126,051	127,712
2.58%, 5/01/34+	284,257	298,348
3.50%, 7/01/20	2,153,391	2,217,993
3.50%, 10/01/25	1,431,073	1,436,846
4.13%, 4/15/14	900,000	970,756
4.38%, 10/15/15	4,700,000	5,127,601
4.50%, 9/01/40	2,359,783	2,404,832
4.50%, 10/01/40	2,387,210	2,433,200
5.00%, 2/13/17	3,000,000	3,354,231
5.00%, 7/01/18	391,861	417,359
5.00%, 9/01/18	496,391	528,691
5.00%, 4/01/25	853,890	910,521
5.00%, 7/01/25	743,091	792,448
5.00%, 10/01/25	913,702	974,299
5.00%, 10/01/35	1,368,784	1,436,242
5.40%, 5/01/37+	785,806	837,057
5.50%, 6/01/22	768,684	832,297
5.50%, 11/01/25	242	263
5.50%, 2/01/34	481,533	515,515
5.50%, 1/01/35	1,077,926	1,153,996

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
U.S. GOVERNMENT AGENCIES—38.4%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%, continued
5.50%, 10/01/35	$ 1,568,482	$ 1,679,170
5.50%, 6/01/36	703,450	753,092
5.50%, 11/01/36	983,522	1,052,929
6.00%, 10/01/33	264,157	287,555
6.00%, 11/01/34	1,042,288	1,134,608
6.00%, 10/01/35	643,292	700,272
6.00%, 6/01/36	625,116	680,485
6.63%, 11/15/30	4,150,000	5,239,807
7.00%, 7/01/15	3,339	3,624
7.00%, 11/01/19	35,013	40,128
7.00%, 11/01/19	54,657	62,663
8.50%, 9/01/26	217,429	254,221
		41,982,681
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.5%
3.50%, 1/20/34+	144,816	151,103
5.50%, 10/20/38	791,314	845,799
6.50%, 11/20/38	173,939	186,848
6.75%, 4/15/16	46,952	52,023
7.00%, 12/20/30	72,910	83,247
7.00%, 10/20/31	48,678	55,579
7.00%, 3/20/32	147,207	168,077
		1,542,676
SMALL BUSINESS ADMINISTRATION — 0.2%
0.60%, 2/25/32+	533,866	531,668
1.00%, 9/25/18+	34,867	34,964
		566,632
U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.5%
1.80%, 8/01/14	1,440,000	1,447,037

FDIC GUARANTEED—3.1% (c)
Citibank NA, 1.75%, 12/28/12	3,000,000	3,052,866
Citigroup Funding, Inc., 1.88%, 10/22/12	2,400,000	2,445,401
Citigroup Funding, Inc., 1.88%, 11/15/12	1,330,000	1,355,211
General Electric Capital Corp., 2.20%, 6/08/12	175,000	178,607
U.S. Central Federal Credit Union, 1.90%, 10/19/12	2,000,000	2,037,914
		9,069,999
TOTAL U.S. GOVERNMENT AGENCIES		112,232,008

INVESTMENT COMPANY—0.4%
MUTUAL FUND—0.4%
Pax World High Yield Bond Fund, Individual Investor Class	167,685	1,311,299

SHORT TERM INVESTMENT—1.8%
INVESTMENT COMPANY—1.8%
JPMorgan U.S. Government Money Market Fund, Agency Shares	5,130,187	5,130,187

See accompanying notes to portfolio of investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)

VALUE
TOTAL INVESTMENTS (Cost* $279,910,953)—99.1%	$ 289,515,233
Other assets in excess of liabilities — 0.9%	2,643,009
NET ASSETS—100%	$ 292,158,242

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2011, these securities were valued at
$23,157,462 or 7.9% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities
Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of
Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	1,010,000	12/2009
Everence Community Investment, Inc.	0.68%	1,052,500	12/2009
Everence Community Investment, Inc.	0.68%	802,500	12/2009

At March 31, 2011, these securities had an aggregate market value of $2,793,578, representing 1.0% of net assets.
(c)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.
*	Represents cost for financial reporting purposes.

FDIC	—	Federal Deposit Insurance Corporation
plc	—	Public Liability Company
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.7%
AUTOMOBILES—1.6%
Harley-Davidson, Inc.	64,600	$ 2,744,854

BEVERAGES—1.3%
Coca-Cola Co.	33,600	2,229,360

CAPITAL MARKETS—8.1%
Ameriprise Financial, Inc.	30,800	1,881,264
Bank of New York Mellon Corp.	222,700	6,652,049
Charles Schwab Corp.	5,700	102,771
GAM Holding AG (Switzerland)(a)	38,300	727,637
Goldman Sachs Group, Inc.	6,590	1,044,317
Julius Baer Group Ltd. (Switzerland)	81,800	3,549,862
		13,957,900
CHEMICALS—1.1%
Air Products & Chemicals, Inc.	8,980	809,816
Potash Corp of Saskatchewan, Inc. (Canada)	10,761	634,146
Praxair, Inc.	3,700	375,920
		1,819,882
COMMERCIAL BANKS—5.1%
Wells Fargo & Co.	278,558	8,830,289

COMMERCIAL SERVICES & SUPPLIES—2.7%
Iron Mountain, Inc.	151,400	4,728,222

COMPUTERS & PERIPHERALS—0.7%
Hewlett-Packard Co.	30,750	1,259,828

CONSTRUCTION MATERIALS—1.2%
Martin Marietta Materials, Inc.	17,500	1,569,225
Vulcan Materials Co.	10,200	465,120
		2,034,345
CONSUMER FINANCE—4.4%
American Express Co.	168,600	7,620,720

CONTAINERS & PACKAGING—2.3%
Sealed Air Corp.	145,900	3,889,694

DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	4,800	221,280

ENERGY EQUIPMENT & SERVICES—0.9%
Transocean Ltd. (Switzerland)(a)	18,955	1,477,542

FOOD & STAPLES RETAILING—9.1%
Costco Wholesale Corp.	126,600	9,282,312

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
FOOD & STAPLES RETAILING—9.1%, continued
CVS Caremark Corp.	187,322	$ 6,428,891
		15,711,203
FOOD PRODUCTS—3.1%
Kraft Foods, Inc., Class A	83,900	2,631,104
Unilever NV - NY Registry Shares (Netherlands)	88,300	2,769,088
		5,400,192
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
Baxter International, Inc.	19,800	1,064,646
Becton Dickinson and Co.	21,800	1,735,716
		2,800,362
HEALTH CARE PROVIDERS & SERVICES—1.7%
Express Scripts, Inc. (a)	52,800	2,936,208

HOUSEHOLD DURABLES—0.2%
Hunter Douglas NV (Netherlands)	8,300	423,048

HOUSEHOLD PRODUCTS—4.8%
Procter & Gamble Co.	133,200	8,205,120

INDUSTRIAL CONGLOMERATES—0.2%
Tyco International Ltd. (Switzerland)	9,070	406,064

INSURANCE—8.9%
ACE Ltd. (Switzerland)	13,240	856,628
AON Corp.	4,600	243,616
Berkshire Hathaway, Inc., Class A (a)	19	2,380,700
Everest Re Group Ltd. (Bermuda)	2,240	197,523
Loews Corp.	125,900	5,425,031
Markel Corp. (a)	480	198,936
Progressive Corp.	202,900	4,287,277
Transatlantic Holdings, Inc.	34,343	1,671,474
		15,261,185
INTERNET & CATALOG RETAIL—0.7%
Expedia, Inc.	22,390	507,357
Liberty Media Corp. - Interactive, Series A (a)	38,475	617,139
		1,124,496
INTERNET SOFTWARE & SERVICES—4.5%
Google, Inc., Class A (a)	13,200	7,737,972

IT SERVICES—0.3%
Visa, Inc., Class A	6,370	468,959

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
MARINE—1.2%
China Shipping Development Co. Ltd., Class H (China)	406,000	$ 456,183
Kuehne + Nagel International AG (Switzerland)	12,000	1,678,824
		2,135,007
MEDIA—0.5%
Grupo Televisa SA- ADR (Mexico)(a)	16,780	411,613
Liberty Media Corp. - Starz, Series A (a)	3,044	236,215
Walt Disney Co.	6,830	294,305
		942,133
METALS & MINING—1.4%
BHP Billiton plc (United Kingdom)	32,000	1,262,826
Rio Tinto plc (United Kingdom)	17,400	1,222,314
		2,485,140
OIL, GAS & CONSUMABLE FUELS—11.6%
Canadian Natural Resources Ltd. (Canada)	109,200	5,397,756
Devon Energy Corp.	63,600	5,836,572
EOG Resources, Inc.	63,000	7,466,130
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	110,000	1,318,531
		20,018,989
PAPER & FOREST PRODUCTS—1.6%
Sino-Forest Corp. (Canada)(a)	107,060	2,793,830

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos SA (Brazil)	12,200	343,661

PHARMACEUTICALS—8.0%
Johnson & Johnson	66,100	3,916,425
Merck & Co., Inc.	223,916	7,391,467
Roche Holding AG (Switzerland)	17,700	2,528,296
		13,836,188
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
Brookfield Asset Management, Inc., Class A (Canada)	39,900	1,295,154
Hang Lung Group Ltd. (Hong Kong)	231,000	1,429,913
		2,725,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Texas Instruments, Inc.	84,200	2,909,952

SOFTWARE—1.3%
Activision Blizzard, Inc.	83,600	917,092
Microsoft Corp.	51,300	1,300,968
		2,218,060

See accompanying notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
SPECIALTY RETAIL—2.2%
Bed Bath & Beyond, Inc. (a)	57,400	$ 2,770,698
CarMax, Inc. (a)	29,700	953,370
		3,724,068
TRANSPORTATION INFRASTRUCTURE—1.4%
China Merchants Holdings International Co. Ltd. (Hong Kong)	557,355	2,353,795
WIRELESS TELECOMMUNICATION SERVICES—0.4%
America Movil SAB de CV, Series L- ADR (Mexico)	10,500	610,050
TOTAL COMMON STOCKS		168,384,665

COMMERCIAL PAPER—1.7%
Intesa Funding LLC, 0.11%, 4/01/11	$ 2,932,000	2,931,982

CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
Everence Community Investment, Inc., 0.45%, 12/15/12+(b)	803,000	803,000
Everence Community Investment, Inc., 0.68%, 12/15/11+(b)	716,000	716,000
Everence Community Investment, Inc., 0.68%, 12/15/13+(b)	716,000	652,276
TOTAL CORPORATE NOTES		2,171,276

TOTAL INVESTMENTS (Cost* $143,253,771) —100.7%		$ 173,487,923
Liabilities in excess of other assets — (0.7)%		(1,201,876)
NET ASSETS—100%		$ 172,286,047

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.
(a)	Non-income producing securities.
(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities
Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of
Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	803,000	12/2009
Everence Community Investment, Inc.	0.68%	716,000	12/2009
Everence Community Investment, Inc.	0.68%	716,000	12/2009

At March 31, 2011, these securities had an aggregate market value of $2,171,276, representing 1.3% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%
ARGENTINA—0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
IRSA Inversiones y Representaciones SA- ADR	42,798	$ 593,180

AUSTRALIA—3.4%
BANKS—1.6%
Commonwealth Bank of Australia	12,339	668,773
Westpac Banking Corp.	24,134	607,350
		1,276,123
DIVERSIFIED FINANCIALS—0.5%
Macquarie Group Ltd.	11,227	425,023

INSURANCE—0.4%
AMP Ltd.	63,100	354,402

MATERIALS—0.9%
Newcrest Mining Ltd.	17,680	728,201
		2,783,749
BRAZIL—0.5%
BANKS—0.5%
Banco Bradesco SA- ADR	20,864	432,928

CANADA—5.3%
ENERGY—2.9%
Canadian Natural Resources Ltd.	24,793	1,225,968
Encana Corp.	10,984	379,880
Suncor Energy, Inc.	17,144	768,872
		2,374,720
MATERIALS—1.0%
Teck Resources Ltd., Class B	15,848	840,050

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
Brookfield Asset Management, Inc., Class A	34,625	1,123,928
		4,338,698
CHINA—5.2%
CAPITAL GOODS—0.7%
Shanghai Electric Group Co. Ltd., Class H	1,073,000	536,600

HOTELS, RESTAURANTS & LEISURE—0.3%
Ctrip.com International Ltd.- ADR (a)	6,878	285,368

SOFTWARE & SERVICES—3.7%
Baidu, Inc.- ADR (a)	3,422	471,586
Netease.com- ADR (a)	9,522	471,435
Sina Corp. (a)	15,380	1,646,275

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%, continued
CHINA—5.2%, continued
SOFTWARE & SERVICES—3.7%, continued
Tencent Holdings Ltd.	16,700	$ 406,843
		2,996,139
TECHNOLOGY HARDWARE & EQUIPMENT—0.5%
ZTE Corp., Class H	89,000	414,190
		4,232,297
DENMARK—0.6%
TRANSPORTATION—0.6%
A.P. Moller - Maersk A/S, Class B	48	451,517

FRANCE—9.3%
AUTOMOBILES—0.5%
Peugeot SA (a)	10,810	427,120

BANKS—2.3%
BNP Paribas	13,514	988,437
Societe Generale	13,300	864,215
		1,852,652
CAPITAL GOODS—1.6%
Alstom SA	7,710	455,913
Cie de Saint-Gobain	14,108	863,835
		1,319,748
ENERGY EQUIPMENT & SERVICES—1.2%
Technip SA	8,889	947,961

FOOD & STAPLES RETAILING—0.6%
Carrefour SA	10,767	476,691

FOOD, BEVERAGE & TOBACCO—0.7%
Danone SA	8,395	548,410

MEDIA—0.6%
Publicis Groupe SA	8,997	504,603

RETAILING—0.8%
PPR	4,215	646,034

TELECOMMUNICATION SERVICES—1.0%
France Telecom SA	35,351	792,072
		7,515,291
GERMANY—8.6%
CAPITAL GOODS—0.8%
Hochtief AG	5,673	610,219

DIVERSIFIED FINANCIALS—0.5%
Deutsche Boerse AG	5,419	411,253

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%, continued
GERMANY—8.6%, continued
FOOD & STAPLES RETAILING—0.7%
Metro AG	8,040	$ 549,375

HEALTH CARE EQUIPMENT & SERVICES—1.5%
Fresenius SE & Co. KGaA	13,053	1,207,411

INSURANCE—2.0%
Allianz SE	7,363	1,033,363
Muenchener Rueckversicherungs Gesellschaft AG	3,998	628,922
		1,662,285
MATERIALS—0.9%
BASF SE	8,840	764,587

PHARMACEUTICALS & BIOTECHNOLOGY—1.3%
Bayer AG	13,744	1,064,278

SOFTWARE & SERVICES—0.9%
SAP AG	11,851	725,554
		6,994,962
HONG KONG—0.4%
TELECOMMUNICATION SERVICES—0.4%
China Mobile Ltd.- ADR	7,103	328,443

ISRAEL—0.5%
PHARMACEUTICALS & BIOTECHNOLOGY—0.5%
Teva Pharmaceutical Industries Ltd.- ADR	8,661	434,522

ITALY—0.7%
BANKS—0.7%
Intesa Sanpaolo	187,479	554,772

JAPAN—9.8%
AUTOMOBILES—3.6%
Isuzu Motors Ltd.	291,000	1,150,986
Toyota Motor Corp.	44,400	1,788,170
		2,939,156
BANKS—1.1%
Mitsubishi UFJ Financial Group, Inc.	134,900	622,765
Sumitomo Mitsui Financial Group, Inc.	7,700	239,387
		862,152
CAPITAL GOODS—1.2%
Makita Corp.	20,400	949,122

DIVERSIFIED FINANCIALS—0.6%
Nomura Holdings, Inc.	91,000	475,896

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%, continued
JAPAN—9.8%, continued
INSURANCE—0.4%
NKSJ Holdings, Inc.	54,600	$ 356,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
Tokyo Electron Ltd.	6,500	358,289

SOFTWARE—0.5%
Nintendo Co. Ltd.	1,400	378,192

SOFTWARE & SERVICES—0.9%
Yahoo! Japan Corp.	1,922	687,650

TECHNOLOGY HARDWARE & EQUIPMENT—1.1%
Canon, Inc.	13,900	604,929
TDK Corp.	5,400	319,079
		924,008
		7,930,895
NETHERLANDS—7.1%
CAPITAL GOODS—0.4%
Koninklijke Philips Electronics NV (a)	11,526	368,428

COMMERCIAL & PROFESSIONAL SERVICES—3.5%
Randstad Holding NV (a)	27,267	1,518,662
USG People NV (a)	62,830	1,300,023
		2,818,685
DIVERSIFIED FINANCIALS—0.9%
ING Groep NV, CVA (a)	57,820	731,828

FOOD, BEVERAGE & TOBACCO—0.9%
Unilever NV, CVA	22,317	699,762

MATERIALS—0.7%
New World Resources NV, Class A	35,703	587,066

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
ASML Holding NV (a)	12,877	567,553
		5,773,322
NORWAY—0.6%
TELECOMMUNICATION SERVICES—0.6%
Telenor ASA	29,777	489,979

SINGAPORE—0.5%
BANKS—0.5%
DBS Group Holdings Ltd.	35,000	406,505

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%, continued
SOUTH KOREA—0.9%
AUTOMOBILES—0.9%
Hyundai Motor Co.	3,855	$ 713,401

SPAIN—5.1%
BANKS—1.9%
Banco Bilbao Vizcaya Argentaria SA	60,204	730,434
Banco Santander SA	71,539	830,547
		1,560,981
ENERGY—1.8%
Repsol YPF SA	42,247	1,447,416

RETAILING—0.6%
Inditex SA	6,049	485,383

TELECOMMUNICATION SERVICES—0.8%
Telefonica SA	25,746	644,547
		4,138,327
SWITZERLAND—7.5%
CAPITAL GOODS—0.6%
ABB Ltd. (a)	19,035	457,172

CONSUMER DURABLES & APPAREL—1.1%
Swatch Group AG	1,998	883,383

DIVERSIFIED FINANCIALS—2.6%
Credit Suisse Group AG	28,415	1,207,444
UBS AG (a)	51,834	930,021
		2,137,465
INSURANCE—1.3%
Zurich Financial Services AG	3,681	1,030,359

PHARMACEUTICALS & BIOTECHNOLOGY—1.9%
Novartis AG	19,235	1,043,318
Roche Holding AG	3,796	542,227
		1,585,545
		6,093,924
UNITED KINGDOM—25.2%
BANKS—5.1%
Barclays plc	284,637	1,267,334
HSBC Holdings plc	155,751	1,601,576
Lloyds Banking Group plc (a)	753,521	702,191
Standard Chartered plc	22,534	584,530
		4,155,631
CAPITAL GOODS—2.5%
Ashtead Group plc	259,542	826,053
Cookson Group plc (a)	41,011	453,621

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—91.9%, continued
UNITED KINGDOM—25.2%, continued
CAPITAL GOODS—2.5%, continued
Travis Perkins plc	46,353	$ 755,492
		2,035,166
COMMERCIAL & PROFESSIONAL SERVICES—0.6%
Hays plc	259,714	484,544

COMMERCIAL SERVICES & SUPPLIES—1.1%
Experian plc	35,038	433,925
Intertek Group plc	13,140	428,751
		862,676
CONSUMER DURABLES—1.6%
Burberry Group plc	38,499	725,064
Persimmon plc	77,572	553,762
		1,278,826
ENERGY—3.5%
BG Group plc	35,465	882,410
BP plc	73,622	536,194
Royal Dutch Shell plc, Class A	38,899	1,412,776
		2,831,380
MATERIALS—6.3%
Antofagasta plc	48,425	1,057,271
BHP Billiton plc	38,104	1,503,710
Rio Tinto plc	20,683	1,452,938
Xstrata plc	48,978	1,144,772
		5,158,691
MEDIA—0.6%
WPP plc	41,145	507,247

PHARMACEUTICALS & BIOTECHNOLOGY—1.0%
GlaxoSmithKline plc	42,981	820,162

RETAILING—0.9%
Game Group plc	451,370	409,110
Kingfisher plc	79,301	312,821
		721,931
TELECOMMUNICATION SERVICES—1.5%
Vodafone Group plc	439,678	1,244,910

TRANSPORTATION—0.5%
International Consolidated Airlines Group SA (a)	103,359	376,385
		20,477,549
TOTAL COMMON STOCKS		74,684,261
INVESTMENT COMPANIES—2.6%
EXCHANGE TRADED FUNDS (ETFS)—2.6%
iShares MSCI EAFE Index Fund	18,040	1,084,024

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
INVESTMENT COMPANIES —2.6%, continued
EXCHANGE TRADED FUNDS (ETFS)—2.6%, continued
Vanguard MSCI EAFE ETF	29,074	$ 1,084,751

TOTAL INVESTMENT COMPANIES—2.6%
COST $2,175,455		2,168,775
CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
Everence Community Investment, Inc., 0.45%, 12/15/12+(b)	$ 443,000	443,000
Everence Community Investment, Inc., 0.68%, 12/15/11+(b)	331,000	331,000
Everence Community Investment, Inc., 0.68%, 12/15/13+(b)	331,000	301,541
TOTAL CORPORATE NOTES		1,075,541

SHORT TERM INVESTMENT—1.2%
INVESTMENT COMPANY—1.2%
JPMorgan U.S. Government Money Market Fund, Agency Shares	937,274	937,274

TOTAL INVESTMENTS (Cost* $60,174,355) —97.0%		$ 78,865,851
Other assets in excess of liabilities — 3.0%		2,409,618
NET ASSETS—100%		$ 81,275,469

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.
(a)	Non-income producing securities.
(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities
Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of
Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	443,000	12/2009
Everence Community Investment, Inc.	0.68%	331,000	12/2009
Everence Community Investment, Inc.	0.68%	331,000	12/2009

At March 31, 2011, these securities had an aggregate market value of $1,075,541, representing 1.3% of net assets.

*	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt
CVA — Dutch Certificate
plc — Public Liability Company

See accompanying notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)

As of March 31, 2011, the MMA Praxis International Fund had the following forward foreign currency exchange contracts outstanding as follows:

						Net	Net
Settlement	To Receive/			Initial	Market	Unrealized	Unrealized
Date	To Deliver		Counterparty	Value	Value	Appreciation	Depreciation
Contracts to Buy
5/9/11	1,405,500	GBP	Barclays Bank plc	2,265,315	2,253,813	—	11,502
Contracts to Sell
5/9/11	1,862,400	EUR	Barclays Bank plc	2,535,453	2,637,810	—	102,357
5/9/11	1,405,500	GBP	Barclays Bank plc	2,266,530	2,253,813	12,717	—
6/20/11	142,620,000	JPY	JPMorgan Chase & Co.	1,808,866	1,715,459	93,407	—
						$ 106,124	$ 113,859

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%
AUSTRALIA—5.9%
BANKS—0.4%
Commonwealth Bank of Australia	2,579	$ 139,781

BIOTECHNOLOGY—0.2%
CSL Ltd.	530	19,588
CSL Ltd.- ADR	2,436	45,090
		64,678
CAPITAL MARKETS—0.2%
Macquarie Group Ltd.- ADR	1,947	74,064

CHEMICALS—0.1%
Orica Ltd.	1,786	48,714

COMMERCIAL BANKS—1.6%
Australia & New Zealand Banking Group Ltd.- ADR	9,143	226,289
National Australia Bank Ltd.- ADR	7,120	190,104
Westpac Banking Corp.- ADR	1,665	208,292
		624,685
CONTAINERS & PACKAGING—0.3%
Amcor Ltd.	3,344	24,419
Amcor Ltd. - ADR	3,211	93,665
		118,084
DIVERSIFIED FINANCIALS—0.1%
Macquarie Group Ltd.	463	17,528

FOOD & STAPLES RETAILING—0.2%
Woolworths Ltd.	3,078	85,579

INSURANCE—0.1%
Suncorp Group Ltd.	5,969	52,356

METALS & MINING—2.0%
Alumina Ltd.- ADR	10,916	111,452
BHP Billiton Ltd.- ADR	5,618	538,654
Newcrest Mining Ltd.- ADR	3,594	148,792
		798,898
OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	4,010	67,277
Woodside Petroleum Ltd.	876	42,405
Woodside Petroleum Ltd.- ADR	2,836	138,822
		248,504
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Westfield Group REIT	4,207	40,643
		2,313,514
AUSTRIA—0.3%
COMMERCIAL BANKS—0.3%
Erste Group Bank AG	757	38,198

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
AUSTRIA—0.3%, continued
COMMERCIAL BANKS—0.3%, continued
Erste Group Bank AG- ADR	3,288	$ 83,515
		121,713
BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Delhaize Group SA- ADR	1,283	104,808

BERMUDA—0.0%
OIL, GAS & CONSUMABLE FUELS—0.0%
Frontline Ltd	590	14,614

BRAZIL—4.0%
BANKS—0.2%
Banco Bradesco SA- ADR	4,607	95,595

CHEMICALS—0.1%
Braskem SA- ADR (a)	1,461	39,345

COMMERCIAL BANKS—0.4%
Banco do Brasil SA- ADR	1,629	29,908
Itau Unibanco Holding SA- ADR	4,556	109,572
		139,480
ELECTRIC UTILITIES—0.5%
Cia Energetica de Minas Gerais- ADR	4,265	82,187
Cia Paranaense de Energia- ADR	780	21,676
CPFL Energia SA- ADR	1,222	106,815
		210,678
FOOD & STAPLES RETAILING—0.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar- ADR	2,382	99,877

FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA- ADR	4,003	76,417

METALS & MINING—1.0%
Cia Siderurgica Nacional SA- ADR	3,783	63,025
Gerdau SA- ADR	3,330	41,625
Vale SA- ADR	8,414	280,607
		385,257
OIL, GAS & CONSUMABLE FUELS—1.2%
OGX Petroleo e Gas Participacoes SA- ADR (a)	6,257	76,961
Petroleo Brasileiro SA- ADR	7,878	318,508
Ultrapar Participacoes SA- ADR	5,052	85,631
		481,100
WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	326	19,149
		1,546,898

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
CANADA—8.1%
AUTO COMPONENTS—0.2%
Magna International, Inc.	1,404	$ 67,266

CHEMICALS—0.7%
Agrium, Inc.	739	68,180
Methanex Corp.	1,929	60,243
Potash Corp of Saskatchewan, Inc.	2,493	146,912
		275,335
COMMERCIAL BANKS—1.8%
Bank of Montreal	1,353	87,918
Bank of Nova Scotia	2,930	179,873
Canadian Imperial Bank of Commerce	1,086	93,798
Royal Bank of Canada	3,121	193,408
Toronto-Dominion Bank	1,648	145,996
		700,993
COMMERCIAL SERVICES & SUPPLIES—0.0%
IESI-BFC Ltd.	790	20,042

HOTELS, RESTAURANTS & LEISURE—0.2%
Tim Hortons, Inc.	1,519	68,826

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	1,844	38,816

INSURANCE—0.3%
Manulife Financial Corp.	3,530	62,445
Sun Life Financial, Inc.	1,718	53,997
		116,442
MATERIALS—0.1%
Agnico-Eagle Mines Ltd.	912	60,511

MEDIA—0.2%
Shaw Communications, Inc., Class B	3,171	66,813

METALS & MINING—1.1%
Barrick Gold Corp.	2,318	120,327
Eldorado Gold Corp.	1,057	17,187
Kinross Gold Corp.	4,398	69,269
Taseko Mines Ltd. (a)	2,884	17,102
Teck Resources Ltd., Class B	2,727	144,586
Thompson Creek Metals Co., Inc. (a)	4,395	55,113
		423,584
OIL, GAS & CONSUMABLE FUELS—2.7%
Canadian Natural Resources Ltd.	3,994	197,423
Cenovus Energy, Inc.	3,445	135,664
Enbridge, Inc.	2,911	178,881
Encana Corp.	2,939	101,484
Nexen, Inc.	2,371	59,085
Penn West Petroleum Ltd.	1,667	46,176
Suncor Energy, Inc.	4,928	220,972

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
CANADA—8.1%, continued
OIL, GAS & CONSUMABLE FUELS—2.7%, continued
Talisman Energy, Inc.	4,870	$ 120,289
		1,059,974
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
Brookfield Asset Management, Inc., Class A	2,056	66,738

ROAD & RAIL—0.4%
Canadian National Railway Co.	1,083	81,517
Canadian Pacific Railway Ltd.	1,287	82,806
		164,323
TECHNOLOGY HARDWARE & EQUIPMENT—0.1%
Research In Motion Ltd. (a)	1,012	57,249
		3,186,912
CHILE—0.7%
AIRLINES—0.1%
Lan Airlines SA- ADR	988	25,283

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	1,729	50,591

CHEMICALS—0.3%
Sociedad Quimica y Minera de Chile SA- ADR	2,198	121,461

COMMERCIAL BANKS—0.2%
Corpbanca- ADR	3,140	70,305
		267,640
CHINA—2.4%
AIRLINES—0.2%
China Eastern Airlines Corp. Ltd.- ADR (a)	2,802	53,322
China Southern Airlines Co. Ltd.- ADR (a)	1,296	28,823
		82,145
CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	1,403	66,811

COMMERCIAL BANKS—0.8%
China Construction Bank Corp.- ADR (a)	16,143	304,457

DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
China Telecom Corp. Ltd.- ADR	926	56,486

INSURANCE—0.6%
China Life Insurance Co. Ltd.- ADR	4,526	253,682

INTERNET SOFTWARE & SERVICES—0.4%
Tencent Holdings Ltd.- ADR	6,040	147,436

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
CHINA—2.4%, continued
ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	2,256	$ 42,413
		953,430
COLOMBIA—0.5%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	1,659	103,953

OIL, GAS & CONSUMABLE FUELS—0.2%
Ecopetrol SA- ADR	2,226	92,757
		196,710
DENMARK—0.7%
COMMERCIAL BANKS—0.2%
Danske Bank A/S- ADR (a)	6,614	78,376

PHARMACEUTICALS—0.5%
Novo Nordisk A/S- ADR	1,544	193,355
		271,731
FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ- ADR	10,739	91,389

PAPER & FOREST PRODUCTS—0.3%
Stora Enso OYJ- ADR	9,525	113,443
		204,832
FRANCE—6.4%
AUTO COMPONENTS—0.3%
Cie Generale des Etablissements Michelin- ADR	2,860	48,363
Cie Generale des Etablissements Michelin, Class B	370	31,252
Valeo SA- ADR (a)	1,784	52,307
		131,922
CAPITAL GOODS—0.2%
Cie de Saint-Gobain	1,071	65,577

COMMERCIAL BANKS—0.8%
BNP Paribas- ADR	5,076	186,137
Societe Generale- ADR	8,975	116,406
		302,543
CONSTRUCTION & ENGINEERING—0.6%
Bouygues SA	956	45,909
Vinci SA- ADR	12,602	196,339
		242,248
CONSTRUCTION MATERIALS—0.2%
Lafarge SA	430	26,823

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
FRANCE—6.4%, continued
CONSTRUCTION MATERIALS—0.2%, continued
Lafarge SA- ADR	2,812	$ 44,036
		70,859
DIVERSIFIED FINANCIAL SERVICES—0.1%
Credit Agricole SA- ADR	3,795	31,157

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
France Telecom SA- ADR	4,942	111,244

ELECTRICAL EQUIPMENT—0.6%
Schneider Electric SA	457	78,108
Schneider Electric SA- ADR	8,770	150,756
		228,864
ENERGY EQUIPMENT & SERVICES—0.5%
Cie Generale de Geophysique - Veritas- ADR (a)	2,039	73,791
Technip SA- ADR	4,836	128,396
		202,187
FOOD & STAPLES RETAILING—0.3%
Carrefour SA- ADR	13,380	118,012

FOOD PRODUCTS—0.6%
Danone SA- ADR	17,115	224,720

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Cie Generale d'Optique Essilor International SA	900	66,835

INSURANCE—0.3%
AXA SA- ADR	5,413	113,348

MEDIA—0.5%
Publicis Groupe SA- ADR	4,620	130,053
Vivendi SA	2,408	68,764
		198,817
MULTI-UTILITIES—0.5%
GDF Suez- ADR	1,918	78,638
Veolia Environnement SA- ADR	3,612	112,586
		191,224
PERSONAL PRODUCTS—0.3%
L'Oreal SA	382	44,501
L'Oreal SA- ADR	4,050	94,567
		139,068
SOFTWARE—0.1%
Dassault Systemes SA- ADR	805	62,178
		2,500,803
GERMANY—6.0%
AIR FREIGHT & LOGISTICS—0.1%
Deutsche Post AG	1,591	28,681

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
GERMANY—6.0%, continued
AIRLINES—0.1%
Deutsche Lufthansa AG- ADR (a)	2,402	$ 51,066

AUTOMOBILES—0.5%
Bayerische Motoren Werke AG- ADR	4,901	136,493
Volkswagen AG- ADR	1,965	60,325
		196,818
CAPITAL MARKETS—0.4%
Deutsche Bank AG	2,834	167,404

CHEMICALS—0.8%
BASF SE- ADR	3,480	302,064

CONSUMER DURABLES & APPAREL—0.1%
Adidas AG	717	45,172

DIVERSIFIED FINANCIALS—0.3%
Deutsche Boerse AG	386	29,294
Deutsche Boerse AG- ADR	10,140	76,963
		106,257
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Deutsche Telekom AG- ADR	9,016	139,027

HEALTH CARE PROVIDERS & SERVICES—0.4%
Fresenius Medical Care AG & Co. KGaA- ADR	2,282	154,081

INSURANCE—1.0%
Allianz SE- ADR	16,190	228,117
Muenchener Rueckversicherungs AG- ADR	6,970	109,917
Muenchener Rueckversicherungs Gesellschaft AG	376	59,148
		397,182
MACHINERY—0.2%
MAN SE	389	48,513
MAN SE- ADR (a)	4,026	50,124
		98,637
MULTI-UTILITIES—0.3%
RWE AG- ADR	1,927	123,135

PHARMACEUTICALS—0.5%
Bayer AG- ADR	2,655	206,347

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	3,620	37,322

SOFTWARE—0.5%
SAP AG- ADR	2,920	179,171

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Adidas AG- ADR	1,492	47,162

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
GERMANY—6.0%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.2%, continued
Puma AG Rudolf Dassler Sport	105	$ 30,796
		77,958
TRUCKING—0.1%
Deutsche Post AG- ADR	2,569	46,602
		2,356,924
GREECE—0.2%
BEVERAGES—0.2%
Coca Cola Hellenic Bottling Co. SA- ADR	2,295	62,263

COMMERCIAL BANKS—0.0%
National Bank of Greece SA- ADR (a)	10,440	18,479
		80,742
HONG KONG—3.3%
COMMERCIAL BANKS—0.6%
BOC Hong Kong Holdings Ltd.	14,000	45,625
BOC Hong Kong Holdings Ltd.- ADR	1,754	114,712
Hang Seng Bank Ltd.	4,200	67,817
		228,154
DISTRIBUTORS—0.2%
Li & Fung Ltd.	6,000	30,738
Li & Fung Ltd.- ADR	12,287	63,893
		94,631
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
China Unicom Hong Kong Ltd.- ADR	6,037	100,214

INDUSTRIAL CONGLOMERATES—0.3%
Jardine Matheson Holdings Ltd.	751	33,450
Jardine Matheson Holdings Ltd.- ADR	1,684	74,500
		107,950
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
Hang Lung Properties Ltd.	11,000	48,152
Henderson Land Development Co. Ltd.	8,000	55,435
Sun Hung Kai Properties Ltd.	3,000	47,515
Sun Hung Kai Properties Ltd.- ADR	7,782	122,255
Swire Pacific Ltd.- ADR	10,529	154,671
Wharf Holdings Ltd.	8,000	55,177
		483,205
SPECIALTY RETAIL—0.1%
Esprit Holdings Ltd.	2,500	11,474
Esprit Holdings Ltd.- ADR	4,499	41,076
		52,550
TELECOMMUNICATION SERVICES—0.6%
China Mobile Ltd.- ADR	5,025	232,356
		1,299,060

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
HUNGARY—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Magyar Telekom Telecommunications plc- ADR	5,308	$ 82,964

INDIA—1.9%
BANKS—0.3%
ICICI Bank Ltd.- ADR	2,666	132,847

COMMERCIAL BANKS—0.3%
HDFC Bank Ltd.- ADR	632	107,402

IT SERVICES—0.6%
Infosys Technologies Ltd.- ADR	2,078	148,993
Wipro Ltd.- ADR	4,522	66,247
		215,240
MACHINERY—0.2%
Tata Motors Ltd.- ADR	3,151	87,567

METALS & MINING—0.3%
Sterlite Industries India Ltd.- ADR	7,937	122,547

PHARMACEUTICALS—0.2%
Dr. Reddy's Laboratories Ltd.- ADR	1,964	73,257
		738,860
INDONESIA—0.7%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	15,362	119,055

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telekomunikasi Indonesia Tbk PT- ADR	1,803	60,545

MACHINERY—0.2%
United Tractors Tbk PT- ADR	1,660	82,170
		261,770
IRELAND—0.8%
COMMERCIAL SERVICES & SUPPLIES—0.2%
Experian plc	3,191	39,518
Experian plc- ADR	3,770	46,409
		85,927
CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	2,554	59,304

MEDIA—0.2%
WPP plc- ADR	1,328	82,017

PHARMACEUTICALS—0.2%
Shire plc- ADR	894	77,868

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
IRELAND—0.8%, continued
		$ 305,116
ISRAEL—0.5%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical Industries Ltd.- ADR	3,075	154,273

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	765	39,053
		193,326
ITALY—1.8%
AUTOMOBILES—0.2%
Fiat SpA	2,547	23,065
Fiat SpA- ADR	7,036	64,028
		87,093
BANKS—0.1%
UniCredit SpA	14,781	36,533

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	4,425	13,094
Intesa Sanpaolo SpA- ADR	2,243	39,903
		52,997
ELECTRIC UTILITIES—0.2%
Enel SpA	9,543	60,156

INSURANCE—0.1%
Assicurazioni Generali SpA	2,092	45,302

OIL, GAS & CONSUMABLE FUELS—0.7%
ENI SpA- ADR	5,257	258,276

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	3,721	121,974

TRANSPORTATION INFRASTRUCTURE—0.1%
Atlantia SpA	2,117	48,514
		710,845
JAPAN—13.6%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	1,656	34,701
Bridgestone Corp.- ADR	426	17,939
Denso Corp.	1,200	39,817
Denso Corp.- ADR	5,122	84,257
		176,714
AUTOMOBILES—1.6%
Honda Motor Co. Ltd.- ADR	5,559	208,518
Nissan Motor Co. Ltd.- ADR	6,614	116,737

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
JAPAN—13.6%, continued
AUTOMOBILES—1.6%, continued
Toyota Motor Corp.- ADR	3,787	$ 303,907
		629,162
BUILDING PRODUCTS—0.3%
Asahi Glass Co. Ltd.	3,000	37,725
Asahi Glass Co. Ltd.- ADR	6,590	82,705
		120,430
CAPITAL GOODS—0.3%
Makita Corp.	600	27,915
Makita Corp.- ADR	1,694	79,415
		107,330
CAPITAL MARKETS—0.3%
Daiwa Securities Group, Inc.	3,000	13,777
Daiwa Securities Group, Inc.- ADR	8,156	38,089
Nomura Holdings, Inc.- ADR	10,538	54,798
		106,664
CHEMICALS—0.5%
Nitto Denko Corp.	500	26,509
Nitto Denko Corp.- ADR	972	51,808
Shin-Etsu Chemical Co. Ltd.	800	39,769
Sumitomo Chemical Co. Ltd.	7,000	34,924
Toray Industries, Inc.	6,000	43,640
		196,650
COMMERCIAL BANKS—1.2%
Mitsubishi UFJ Financial Group, Inc.- ADR	34,414	158,304
Mizuho Financial Group, Inc.- ADR	28,470	94,520
Sumitomo Mitsui Financial Group, Inc.- ADR	25,390	158,688
Sumitomo Mitsui Trust Holdings, Inc.	2,980	10,569
Sumitomo Trust & Banking Co. Ltd.- ADR	6,532	35,338
		457,419
COMMERCIAL SERVICES & SUPPLIES—0.2%
Dai Nippon Printing Co. Ltd.- ADR	7,467	91,471

COMPUTERS & PERIPHERALS—0.3%
Fujitsu Ltd.	2,000	11,301
Fujitsu Ltd.- ADR	1,240	34,720
Seiko Epson Corp.	600	9,608
Seiko Epson Corp.- ADR	5,156	41,093
		96,722
CONSTRUCTION & ENGINEERING—0.2%
JGC Corp.	2,000	46,814
Obayashi Corp.	9,000	40,034
		86,848
DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	230	21,540

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
JAPAN—13.6%, continued
DIVERSIFIED FINANCIAL SERVICES—0.2%, continued
ORIX Corp.- ADR	1,460	$ 67,992
		89,532
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Nippon Telegraph & Telephone Corp.- ADR	1,894	42,596

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	1,800	40,034
Tohoku Electric Power Co., Inc.	2,200	37,160
Tokyo Electric Power Co., Inc.	2,400	13,446
		90,640
ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	4,156	89,894

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
FUJIFILM Holdings Corp.- ADR	1,890	58,609
Hoya Corp.	500	11,409
Hoya Corp.- ADR	1,734	39,449
Kyocera Corp.- ADR	620	62,527
Murata Manufacturing Co. Ltd.	500	36,006
		208,000
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Terumo Corp.	600	31,630

HOUSEHOLD DURABLES—1.0%
Panasonic Corp.- ADR	9,594	120,788
Sekisui House Ltd.	2,000	18,755
Sekisui House Ltd.- ADR	4,604	43,370
Sharp Corp.	2,000	19,836
Sharp Corp.- ADR	3,930	38,632
Sony Corp.- ADR	4,384	139,543
		380,924
INSURANCE—0.3%
MS&AD Insurance Group Holdings- ADR	7,744	87,275
Tokio Marine Holdings, Inc.- ADR	1,609	43,089
		130,364
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
KDDI Corp.- ADR	700	43,526

MACHINERY—0.8%
FANUC Corp.- ADR	6,372	159,937
Kubota Corp.- ADR	2,136	100,627
SMC Corp.	300	49,375
		309,939
MARINE—0.2%
Nippon Yusen KK- ADR	7,243	56,930

METALS & MINING—0.3%
Nippon Steel Corp.	13,000	41,572

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
JAPAN—13.6%, continued
METALS & MINING—0.3%, continued
Sumitomo Metal Mining Co. Ltd.	4,000	$ 68,815
		110,387
OFFICE ELECTRONICS—0.5%
Canon, Inc.- ADR	3,690	159,961
Ricoh Co. Ltd.	1,000	11,734
Ricoh Co. Ltd.- ADR	542	31,756
		203,451
PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	4,463	111,352
Shiseido Co. Ltd.- ADR	5,404	93,651
		205,003
PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	500	18,514
Astellas Pharma, Inc.- ADR	2,174	80,025
Daiichi Sankyo Co. Ltd.	1,700	32,823
Takeda Pharmaceutical Co. Ltd.- ADR	6,044	141,188
		272,550
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	939	114,990
Mitsubishi Estate Co. Ltd.	1,000	16,915
Mitsubishi Estate Co. Ltd.- ADR	552	93,338
Mitsui Fudosan Co. Ltd.	2,000	33,013
Sumitomo Realty & Development Co. Ltd.	2,000	40,009
		298,265
ROAD & RAIL—0.5%
Central Japan Railway Co.	5	39,613
East Japan Railway Co.	290	16,125
East Japan Railway Co.- ADR	12,330	114,052
Keikyu Corp.	5,000	36,006
		205,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.0%
Rohm Co. Ltd.- ADR	188	5,907

SOFTWARE—0.2%
Nintendo Co. Ltd.- ADR	1,872	63,161

TECHNOLOGY HARDWARE & EQUIPMENT—0.1%
TDK Corp.	200	11,818
TDK Corp.- ADR	576	34,110
		45,928
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR (a)	945	59,459

TRADING COMPANIES & DISTRIBUTORS—0.4%
Mitsui & Co. Ltd.- ADR	424	152,428

WIRELESS TELECOMMUNICATION SERVICES—0.3%
NTT DoCoMo, Inc.- ADR	4,700	82,673

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
JAPAN—13.6%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.3%, continued
Softbank Corp.	1,300	$ 51,888
		134,561
		5,300,281
JERSEY—0.1%
METALS & MINING—0.1%
Randgold Resources Ltd.- ADR (a)	358	29,191

MEXICO—1.2%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	806	62,054

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR (a)	5,565	50,753

CONSTRUCTION MATERIALS—0.1%
Cemex SAB de CV- ADR (a)	4,817	43,018

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	3,144	94,006

MEDIA—0.2%
Grupo Televisa SA- ADR (a)	2,932	71,922

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	1,821	77,374

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	1,548	89,939
		489,066
NETHERLANDS—4.0%
AIR FREIGHT & LOGISTICS—0.1%
TNT NV	667	17,110
TNT NV- ADR	1,500	38,385
		55,495
CHEMICALS—0.3%
Akzo Nobel NV- ADR	1,711	117,768

DIVERSIFIED FINANCIAL SERVICES—0.3%
ING Groep NV- ADR (a)	8,002	101,705

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	8,413	113,239

FOOD PRODUCTS—0.4%
Unilever NV - NY Registry Shares	5,040	158,054

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
NETHERLANDS—4.0%, continued
INDUSTRIAL CONGLOMERATES—0.3%
Koninklijke Philips Electronics NV (a)	4,198	$ 135,050

INSURANCE—0.2%
Aegon NV (a)	10,038	75,285

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	2,927	58,686

MEDIA—0.2%
Wolters Kluwer NV	954	22,308
Wolters Kluwer NV- ADR	1,881	43,997
		66,305
OIL, GAS & CONSUMABLE FUELS—1.6%
Royal Dutch Shell plc, Class A- ADR	8,836	643,785

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
ASML Holding NV, Class G (a)	560	24,920
		1,550,292
NORWAY—0.9%
CHEMICALS—0.2%
Yara International ASA- ADR	1,204	61,163

METALS & MINING—0.3%
Norsk Hydro ASA	4,183	34,310
Norsk Hydro ASA- ADR	11,487	94,193
		128,503
OIL, GAS & CONSUMABLE FUELS—0.4%
Statoil ASA- ADR	5,772	159,538
		349,204
PERU—0.1%
METALS & MINING—0.1%
Cia de Minas Buenaventura SA- ADR	1,193	51,263

PORTUGAL—0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Portugal Telecom SGPS SA- ADR	5,151	59,906

ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	10,966	42,707
		102,613
RUSSIA—1.1%
FOOD PRODUCTS—0.3%
Wimm-Bill-Dann Foods OJSC- ADR (a)	3,916	131,069

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
RUSSIA—1.1%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.8%
Mobile Telesystems OJSC- ADR	13,906	$ 295,224
		426,293
SINGAPORE—1.7%
BANKS—0.2%
DBS Group Holdings Ltd.	6,656	77,306

COMMERCIAL BANKS—0.8%
DBS Group Holdings Ltd. - ADR	2,238	103,933
United Overseas Bank Ltd.	5,187	77,362
United Overseas Bank Ltd.- ADR	4,113	122,074
		303,369
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.- ADR	2,847	68,641

INDUSTRIAL CONGLOMERATES—0.5%
Keppel Corp. Ltd.- ADR	11,211	218,278
		667,594
SOUTH AFRICA—1.9%
COMMERCIAL BANKS—0.3%
Standard Bank Group Ltd.- ADR	3,812	116,800

METALS & MINING—0.8%
AngloGold Ashanti Ltd.- ADR	2,109	101,127
Gold Fields Ltd.- ADR	5,538	96,693
Harmony Gold Mining Co. Ltd.- ADR	3,217	47,837
Impala Platinum Holdings Ltd.- ADR	2,516	72,335
		317,992
OIL, GAS & CONSUMABLE FUELS—0.5%
Sasol Ltd.- ADR	3,496	202,593

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	4,831	98,069
		735,454
SOUTH KOREA—2.9%
COMMERCIAL BANKS—1.2%
KB Financial Group, Inc.- ADR	3,508	183,012
Shinhan Financial Group Co. Ltd.- ADR	2,093	189,563
Woori Finance Holdings Co. Ltd.- ADR	2,599	102,609
		475,184
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	5,471	106,849

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR	7,139	112,296

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
SOUTH KOREA—2.9%, continued
METALS & MINING—0.7%
POSCO- ADR	2,221	$ 253,838

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd.- ADR	9,211	173,259
		1,121,426
SPAIN—2.7%
COMMERCIAL BANKS—1.0%
Banco Bilbao Vizcaya Argentaria SA- ADR	11,196	134,352
Banco Santander SA- ADR	21,462	251,535
		385,887
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Telefonica SA- ADR	10,193	257,067

ELECTRIC UTILITIES—0.4%
Iberdrola SA- ADR (a)	4,209	145,968

METALS & MINING—0.1%
Acerinox SA	2,098	41,403

OIL, GAS & CONSUMABLE FUELS—0.4%
Repsol YPF SA- ADR	4,922	169,563

RETAILING—0.1%
Inditex SA	678	54,404
		1,054,292
SWEDEN—2.0%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	9,870	126,928

MACHINERY—1.0%
Atlas Copco AB- ADR	6,238	166,180
Atlas Copco AB, Class A	3,373	89,670
Sandvik AB	3,417	64,476
Sandvik AB- ADR	4,299	81,251
		401,577
PAPER & FOREST PRODUCTS—0.2%
Svenska Cellulosa AB, Class B	4,800	77,264

RETAILING—0.2%
Hennes & Mauritz AB (H&M), Class B	1,624	53,928

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB- ADR	16,410	109,127
		768,824

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
SWITZERLAND—5.7%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG- ADR	3,553	$ 151,287
Julius Baer Group Ltd.	936	40,619
UBS AG (a)	10,343	186,691
		378,597
CHEMICALS—0.5%
Syngenta AG- ADR	2,905	189,319

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA (a)	2,644	47,936

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	1,780	79,388

ELECTRICAL EQUIPMENT—0.6%
ABB Ltd. - ADR (a)	9,496	229,708

INSURANCE—0.9%
Swiss Reinsurance Co. Ltd.	2,040	116,714
Zurich Financial Services AG- ADR	7,750	217,620
		334,334
METALS & MINING—0.5%
Xstrata plc- ADR	46,390	216,178

PHARMACEUTICALS—1.6%
Novartis AG- ADR	5,861	318,545
Roche Holding AG- ADR	8,244	296,372
		614,917
PROFESSIONAL SERVICES—0.1%
Adecco SA	710	46,689

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc (a)	581	19,564
Wolseley plc- ADR (a)	17,340	58,089
		77,653
		2,214,719
TAIWAN—2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Chunghwa Telecom Co. Ltd. - ADR	1,055	32,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
AU Optronics Corp.- ADR (a)	16,883	148,233

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
Advanced Semiconductor Engineering, Inc.- ADR	29,374	160,970
Siliconware Precision Industries Co.- ADR	14,936	90,213
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	27,664	336,947

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
TAIWAN—2.3%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%, continued
United Microelectronics Corp.- ADR	44,783	$ 122,258
		710,388
		891,495
TURKEY—0.2%
COMMERCIAL BANKS—0.2%
Turkiye Garanti Bankasi AS- ADR	17,918	82,960

UNITED KINGDOM—11.5%
CAPITAL MARKETS—0.1%
Man Group plc	3,940	15,542
Man Group plc- ADR	1,282	5,128
		20,670
COMMERCIAL BANKS—1.6%
Barclays plc- ADR	7,014	127,234
HSBC Holdings plc- ADR	7,888	408,598
Lloyds Banking Group plc- ADR (a)	19,484	72,091
		607,923
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc- ADR	2,806	84,404

ELECTRIC UTILITIES—0.4%
Scottish & Southern Energy plc- ADR	7,531	154,160

ENERGY EQUIPMENT & SERVICES—0.2%
Subsea 7 SA- ADR	2,434	61,531

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	25,851
J Sainsbury plc- ADR	1,966	42,191
WM Morrison Supermarkets plc	7,868	34,836
		102,878
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Smith & Nephew plc- ADR	1,153	65,041

HOTELS, RESTAURANTS & LEISURE—0.5%
Carnival plc- ADR	1,539	60,960
Compass Group plc- ADR	13,066	118,900
		179,860
HOUSEHOLD PRODUCTS—0.3%
Reckitt Benckiser Group plc	1,019	52,342
Reckitt Benckiser Group plc- ADR	7,895	81,950
		134,292
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
International Power plc	4,881	24,116
International Power plc- ADR	914	45,883
		69,999
INSURANCE—0.3%
Aviva plc	6,027	41,845

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
UNITED KINGDOM—11.5%, continued
INSURANCE—0.3%, continued
Prudential plc- ADR	3,702	$ 84,110
		125,955
MATERIALS—0.2%
Antofagasta plc	3,335	72,814

MEDIA—0.6%
British Sky Broadcasting Group plc	3,176	42,033
British Sky Broadcasting Group plc- ADR	934	49,698
Pearson plc- ADR	4,455	79,299
Reed Elsevier plc- ADR	1,985	68,761
		239,791
METALS & MINING—1.1%
Antofagasta plc- ADR	1,875	83,081
Rio Tinto plc- ADR	5,072	360,721
		443,802
MULTILINE RETAIL—0.1%
Marks & Spencer Group plc- ADR	5,459	58,848

MULTI-UTILITIES—1.1%
Centrica plc	7,002	36,540
Centrica plc- ADR	4,689	99,078
National Grid plc- ADR	3,670	176,307
United Utilities Group plc- ADR	5,897	112,338
		424,263
OIL, GAS & CONSUMABLE FUELS—2.0%
BG Group plc- ADR	2,242	280,026
BP plc- ADR	7,977	352,105
Tullow Oil plc	1,784	41,440
Tullow Oil plc- ADR	7,812	91,869
		765,440
PHARMACEUTICALS—1.0%
AstraZeneca plc- ADR	3,599	165,986
GlaxoSmithKline plc- ADR	6,253	240,178
		406,164
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	3,422	96,398

SOFTWARE—0.1%
Sage Group plc	3,343	14,914
Sage Group plc- ADR	2,441	43,865
		58,779
SPECIALTY RETAIL—0.1%
Kingfisher plc- ADR	6,958	54,412

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR	10,099	290,346
		4,517,770

See accompanying notes to portfolio of investments.

MMA Praxis International Index
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—97.8%, continued
UNITED STATES—0.4%
MEDIA—0.1%
Thomson Reuters Corp.	931	$ 36,532

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	2,644	47,989

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
Brookfield Properties Corp.	3,769	66,787
		151,308
TOTAL COMMON STOCKS		38,217,257

SHORT TERM INVESTMENT—1.6%
INVESTMENT COMPANY—1.6%
JPMorgan U.S. Government Money Market Fund, Agency Shares	632,661	632,661

TOTAL INVESTMENTS (Cost* $38,794,852) —99.4%		$ 38,849,918
Other assets in excess of liabilities — 0.6%		241,082
NET ASSETS—100%		$ 39,091,000

(a)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%
AIRLINES—0.3%
Southwest Airlines Co.	8,629	$ 108,984
United Continental Holdings, Inc. (a)	3,711	85,316
		194,300
BEVERAGES—1.3%
Coca-Cola Co.	9,280	615,728
Coca-Cola Enterprises, Inc.	4,031	110,046
Dr. Pepper Snapple Group, Inc.	1,738	64,584
		790,358
BIOTECHNOLOGY—0.4%
Amgen, Inc. (a)	4,943	264,203

BUILDING PRODUCTS—0.2%
Masco Corp.	5,766	80,263
Owens Corning (a)	1,759	63,306
		143,569
CAPITAL MARKETS—4.0%
Ameriprise Financial, Inc.	2,516	153,677
Bank of New York Mellon Corp.	14,591	435,833
BlackRock, Inc.	1,071	215,282
Goldman Sachs Group, Inc.	6,443	1,021,022
Invesco Ltd.	6,779	173,271
Legg Mason, Inc.	2,963	106,935
Morgan Stanley	15,122	413,133
		2,519,153
CHEMICALS—2.1%
Airgas, Inc.	1,048	69,608
Albemarle Corp.	1,285	76,805
Ashland, Inc.	1,112	64,229
E.I. du Pont de Nemours & Co.	11,965	657,716
FMC Corp.	861	73,125
International Flavors & Fragrances, Inc.	1,910	118,993
PPG Industries, Inc.	2,668	254,020
		1,314,496
COMMERCIAL BANKS—6.7%
BB&T Corp.	8,292	227,615
Comerica, Inc.	1,809	66,427
Fifth Third Bancorp	11,090	153,929
First Horizon National Corp.	4,659	52,227
Huntington Bancshares, Inc.	10,533	69,939
KeyCorp	12,151	107,901
M&T Bank Corp.	1,320	116,781
Marshall & Ilsley Corp.	7,130	56,969
PNC Financial Services Group, Inc.	6,956	438,159
Regions Financial Corp.	16,978	123,260

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
COMMERCIAL BANKS—6.7%, continued
SunTrust Banks, Inc.	3,837	$ 110,659
U.S. Bancorp	24,717	653,270
Wells Fargo & Co.	62,842	1,992,091
Zions Bancorp	1,442	33,253
		4,202,480
COMMERCIAL SERVICES & SUPPLIES—0.8%
Avery Dennison Corp.	2,140	89,794
Pitney Bowes, Inc.	2,461	63,223
R.R. Donnelley & Sons Co.	3,672	69,474
Waste Management, Inc.	6,946	259,364
		481,855
COMMUNICATIONS EQUIPMENT—0.3%
Motorola Mobility Holdings, Inc. (a)	2,115	51,606
Motorola Solutions, Inc. (a)	2,418	108,060
Tellabs, Inc.	8,127	42,586
		202,252
COMPUTERS & PERIPHERALS—1.5%
Dell, Inc. (a)	11,287	163,774
Hewlett-Packard Co.	15,679	642,369
Seagate Technology plc (a)	6,861	98,798
Western Digital Corp. (a)	1,612	60,112
		965,053
CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	2,061	93,982
CONSUMER FINANCE—0.8%
Capital One Financial Corp.	6,326	328,699
SLM Corp. (a)	11,312	173,074
		501,773
CONTAINERS & PACKAGING—0.4%
Bemis Co., Inc.	4,163	136,588
Owens-Illinois, Inc. (a)	2,703	81,604
		218,192
DISTRIBUTORS—0.2%
Genuine Parts Co.	2,860	153,410

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	78,728

DIVERSIFIED FINANCIAL SERVICES—8.1%
Bank of America Corp.	127,724	1,702,561
Citigroup, Inc. (a)	192,320	850,054
JPMorgan Chase & Co.	50,014	2,305,645

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
DIVERSIFIED FINANCIAL SERVICES—8.1%, continued
NASDAQ OMX Group, Inc. (a)	3,172	$ 81,965
NYSE Euronext	4,404	154,889
		5,095,114
DIVERSIFIED TELECOMMUNICATION SERVICES—6.6%
AT&T, Inc.	73,960	2,263,176
CenturyLink, Inc.	3,387	140,730
Frontier Communications Corp.	9,527	78,312
Qwest Communications International, Inc.	19,482	133,062
Verizon Communications, Inc.	36,643	1,412,221
Windstream Corp.	9,242	118,945
		4,146,446
ELECTRIC UTILITIES—1.7%
NextEra Energy, Inc.	5,890	324,657
Northeast Utilities	3,436	118,886
Pepco Holdings, Inc.	5,153	96,103
Pinnacle West Capital Corp.	2,395	102,482
Southern Co.	10,416	396,954
		1,039,082
ELECTRICAL EQUIPMENT—0.5%
Cooper Industries plc	2,745	178,151
Rockwell Automation, Inc.	1,205	114,053
		292,204
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
Arrow Electronics, Inc. (a)	2,680	112,238
Corning, Inc.	21,537	444,308
Flextronics International Ltd. (a)	9,429	70,435
		626,981
ENERGY EQUIPMENT & SERVICES—0.9%
Nabors Industries Ltd. (a)	2,233	67,839
National Oilwell Varco, Inc.	2,753	218,230
Noble Corp.	1,933	88,183
Patterson-UTI Energy, Inc.	2,566	75,415
Pride International, Inc. (a)	2,668	114,591
		564,258
FOOD & STAPLES RETAILING—1.3%
CVS Caremark Corp.	17,965	616,559
Safeway, Inc.	7,563	178,033
SUPERVALU, Inc.	4,544	40,578
		835,170
FOOD PRODUCTS—2.3%
ConAgra Foods, Inc.	7,530	178,838
H.J. Heinz Co.	2,946	143,824

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
FOOD PRODUCTS—2.3%, continued
Hormel Foods Corp.	2,480	$ 69,043
J. M. Smucker Co.	2,508	179,046
Kraft Foods, Inc., Class A	19,801	620,959
McCormick & Co., Inc.	2,169	103,743
Sara Lee Corp.	5,390	95,241
Tyson Foods, Inc., Class A	3,302	63,366
		1,454,060
GAS UTILITIES—0.4%
National Fuel Gas Co.	1,408	104,192
Oneok, Inc.	1,690	113,027
Questar Corp.	2,645	46,155
		263,374
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Beckman Coulter, Inc.	909	75,511
Boston Scientific Corp. (a)	21,282	153,017
CareFusion Corp. (a)	2,330	65,706
Covidien plc	5,904	306,654
Hologic, Inc. (a)	4,950	109,890
		710,778
HEALTH CARE PROVIDERS & SERVICES—3.2%
Aetna, Inc.	6,164	230,718
Cardinal Health, Inc.	6,035	248,220
CIGNA Corp.	5,785	256,160
Coventry Health Care, Inc. (a)	2,032	64,800
Humana, Inc. (a)	2,572	179,886
Omnicare, Inc.	1,142	34,249
UnitedHealth Group, Inc.	14,112	637,862
WellPoint, Inc.	4,977	347,345
		1,999,240
HOTELS, RESTAURANTS & LEISURE—0.3%
Darden Restaurants, Inc.	1,878	92,266
Royal Caribbean Cruises Ltd. (a)	1,060	43,736
Wyndham Worldwide Corp.	2,582	82,133
		218,135
HOUSEHOLD DURABLES—1.1%
D.R. Horton, Inc.	5,775	67,279
Leggett & Platt, Inc.	2,910	71,295
Lennar Corp., Class A	2,711	49,123
Mohawk Industries, Inc. (a)	841	51,427
Newell Rubbermaid, Inc.	8,200	156,866
Stanley Black & Decker, Inc.	2,321	177,789
Whirlpool Corp.	987	84,250
		658,029

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
HOUSEHOLD PRODUCTS—3.7%
Church & Dwight Co., Inc.	2,508	$ 198,985
Procter & Gamble Co.	34,261	2,110,477
		2,309,462
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
NRG Energy, Inc. (a)	4,298	92,579

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	8,925	834,487
Tyco International Ltd.	7,001	313,435
		1,147,922
INSURANCE—8.6%
ACE Ltd.	4,050	262,035
Aflac, Inc.	3,791	200,089
Allstate Corp.	7,809	248,170
American International Group, Inc. (a)	478	16,797
AON Corp.	4,620	244,675
Assurant, Inc.	2,380	91,654
Axis Capital Holdings Ltd.	1,396	48,748
Berkshire Hathaway, Inc., Class B (a)	7,434	621,705
Chubb Corp.	3,860	236,657
Cincinnati Financial Corp.	350	11,480
Everest Re Group Ltd.	1,250	110,225
Fidelity National Financial, Inc., Class A	3,675	51,928
Genworth Financial, Inc., Class A (a)	7,019	94,476
Hartford Financial Services Group, Inc.	5,940	159,964
Lincoln National Corp.	4,385	131,725
Loews Corp.	5,564	239,753
Markel Corp. (a)	219	90,765
Marsh & McLennan Cos., Inc.	6,770	201,814
MetLife, Inc.	11,342	507,328
Principal Financial Group, Inc.	4,754	152,651
Progressive Corp.	7,694	162,574
Prudential Financial, Inc.	5,225	321,755
RenaissanceRe Holdings Ltd.	1,607	110,867
Torchmark Corp.	1,589	105,637
Transatlantic Holdings, Inc.	2,330	113,401
Travelers Cos., Inc.	6,259	372,285
Unum Group	4,968	130,410
White Mountains Insurance Group Ltd.	180	65,556
Willis Group Holdings plc	4,120	166,283
XL Group plc	4,703	115,694
		5,387,101
INTERNET & CATALOG RETAIL—0.2%
Liberty Media Corp. - Interactive, Series A (a)	7,606	122,000

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
INTERNET SOFTWARE & SERVICES—0.3%
AOL, Inc. (a)	3,218	$ 62,847
Yahoo!, Inc. (a)	8,881	147,869
		210,716
IT SERVICES—0.4%
Fidelity National Information Services, Inc.	3,883	126,935
Paychex, Inc.	3,914	122,743
		249,678
LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	1,817	85,108
Mattel, Inc.	5,796	144,495
		229,603
MACHINERY—0.8%
Harsco Corp.	1,722	60,769
Illinois Tool Works, Inc.	6,373	342,358
Ingersoll-Rand plc	2,301	111,161
		514,288
MEDIA—3.9%
Comcast Corp. - Special, Class A	4,446	103,236
Comcast Corp., Class A	27,078	669,368
DISH Network Corp., Class A (a)	5,680	138,365
Gannett Co., Inc.	3,372	51,356
Time Warner, Inc.	15,222	543,425
Viacom, Inc., Class B	4,904	228,134
Walt Disney Co.	16,362	705,039
		2,438,923
METALS & MINING—0.8%
Cliffs Natural Resources, Inc.	1,509	148,304
Nucor Corp.	2,552	117,443
Steel Dynamics, Inc.	3,597	67,516
United States Steel Corp.	1,000	53,940
Walter Energy, Inc.	634	85,863
		473,066
MULTILINE RETAIL—0.4%
J.C. Penney Co., Inc.	2,635	94,623
Macy's, Inc.	6,152	149,247
		243,870
MULTI-UTILITIES—2.2%
Alliant Energy Corp.	2,331	90,746
CenterPoint Energy, Inc.	8,325	146,187
Consolidated Edison, Inc.	3,801	192,787
DTE Energy Co.	3,860	188,985
MDU Resources Group, Inc.	4,677	107,431

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
MULTI-UTILITIES—2.2%, continued
NiSource, Inc.	4,934	$ 94,634
PG&E Corp.	5,198	229,648
Wisconsin Energy Corp.	4,376	133,468
Xcel Energy, Inc.	8,518	203,495
		1,387,381
OFFICE ELECTRONICS—0.3%
Xerox Corp.	18,621	198,314

OIL, GAS & CONSUMABLE FUELS—7.2%
Apache Corp.	4,819	630,904
Chesapeake Energy Corp.	9,312	312,138
Cimarex Energy Co.	1,068	123,076
ConocoPhillips	18,343	1,464,872
Denbury Resources, Inc. (a)	4,479	109,288
Devon Energy Corp.	5,650	518,501
Forest Oil Corp. (a)	799	30,226
Marathon Oil Corp.	8,847	471,634
Newfield Exploration Co. (a)	1,235	93,872
Noble Energy, Inc.	1,600	154,640
Plains Exploration & Production Co. (a)	1,466	53,113
Spectra Energy Corp.	9,524	258,862
Williams Cos., Inc.	8,984	280,121
		4,501,247
PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	5,831	175,979
MeadWestvaco Corp.	2,902	88,018
		263,997
PHARMACEUTICALS—7.1%
Bristol-Myers Squibb Co.	22,150	585,424
Eli Lilly & Co.	12,210	429,426
Forest Laboratories, Inc. (a)	5,227	168,832
Johnson & Johnson	33,032	1,957,146
Merck & Co., Inc.	39,556	1,305,744
		4,446,572
PROFESSIONAL SERVICES—0.1%
Manpower, Inc.	915	57,535

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.3%
AMB Property Corp.	2,750	98,918
Annaly Capital Management, Inc.	10,507	183,347
AvalonBay Communities, Inc.	668	80,214
Boston Properties, Inc.	1,371	130,039
Duke Realty Corp…	4,136	57,945
Equity Residential	2,432	137,189
Federal Realty Investment Trust	1,074	87,596

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.3%, continued
HCP, Inc.	6,195	$ 235,038
Kimco Realty Corp.	6,550	120,127
Liberty Property Trust	4,026	132,455
Macerich Co.	1,986	98,367
Plum Creek Timber Co., Inc.	3,200	139,552
ProLogis	10,258	163,923
Rayonier, Inc	1,300	81,003
Regency Centers Corp.	1,634	71,046
Simon Property Group, Inc.	1,573	168,563
SL Green Realty Corp.	1,136	85,427
UDR, Inc…	2,982	72,671
Ventas, Inc.	2,371	128,745
Vornado Realty Trust	2,270	198,625
Weingarten Realty Investors	2,084	52,225
Weyerhaeuser Co.	6,656	163,738
		2,686,753
ROAD & RAIL—0.7%
CSX Corp.	5,178	406,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
Applied Materials, Inc.	19,767	308,760
Intel Corp.	70,043	1,412,767
KLA-Tencor Corp.	3,035	143,768
LSI Corp. (a)	11,770	80,036
Maxim Integrated Products, Inc.	4,493	115,021
Microchip Technology, Inc.	2,894	110,001
Micron Technology, Inc. (a)	12,628	144,717
Xilinx, Inc.	4,767	156,358
		2,471,428
SOFTWARE—0.2%
Synopsys, Inc. (a)	3,565	98,572

SPECIALTY RETAIL—1.7%
Foot Locker, Inc.	2,614	51,548
GameStop Corp., Class A (a)	2,804	63,146
Home Depot, Inc.	22,461	832,405
Limited Brands, Inc.	3,705	121,820
		1,068,919
TEXTILES, APPAREL & LUXURY GOODS—0.3%
VF Corp.	1,974	194,498

THRIFTS & MORTGAGE FINANCE—0.4%
Hudson City Bancorp, Inc.	9,114	88,224
New York Community Bancorp, Inc.	5,331	92,013

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
THRIFTS & MORTGAGE FINANCE—0.4%, continued
People's United Financial, Inc.	4,388	$ 55,201
		235,438
WATER UTILITIES—0.1%
Aqua America, Inc.	2,869	65,671
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Sprint Nextel Corp. (a)	39,309	182,394
Telephone & Data Systems, Inc.	1,172	39,496
		221,890
TOTAL COMMON STOCKS		61,751,089

WARRANT—0.0%
American International Group, Inc., expiring 1/19/21 (a)	815	9,071

CORPORATE NOTES—1.2%
DEVELOPMENT AUTHORITIES—1.2%
Everence Community Investment, Inc., 0.45%, 12/15/12+(b)	$ 175,000	175,000
Everence Community Investment, Inc., 0.68%, 12/15/11+(b)	292,500	292,500
Everence Community Investment, Inc., 0.68%, 12/15/13+(b)	292,500	266,468
TOTAL CORPORATE NOTES		733,968

SHORT TERM INVESTMENT—0.2%
INVESTMENT COMPANY—0.2%
JPMorgan U.S. Government Money Market Fund, Agency Shares	133,228	133,228

TOTAL INVESTMENTS (Cost* $54,013,945) —99.9%		$ 62,627,356
Other assets in excess of liabilities — 0.1%		71,129
NET ASSETS—100%		$ 62,698,485

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.

(a)	Non-income producing securities.

See accompanying notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	175,000	12/2009
Everence Community Investment, Inc.	0.68%	292,500	12/2009
Everence Community Investment, Inc.	0.68%	292,500	12/2009

At March 31, 2011, these securities had an aggregate market value of $733,968, representing 1.2% of net assets.
*	Represents cost for financial reporting purposes.

plc — Public Liability Company

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%
AIR FREIGHT & LOGISTICS—2.0%
C. H. Robinson Worldwide, Inc.	1,398	$ 103,634
Expeditors International of Washington, Inc.	1,266	63,477
FedEx Corp.	2,084	194,958
United Parcel Service, Inc., Class B	4,421	328,569
		690,638
AIRLINES—0.3%
Delta Air Lines, Inc. (a)	5,110	50,078
Southwest Airlines Co.	3,394	42,866
		92,944
AUTO COMPONENTS—0.9%
BorgWarner, Inc. (a)	1,063	84,711
Johnson Controls, Inc.	5,320	221,152
		305,863
AUTOMOBILES—1.0%
Ford Motor Co. (a)	18,880	281,501
Harley-Davidson, Inc.	1,740	73,932
		355,433
BEVERAGES—3.4%
Coca-Cola Co.	7,721	512,288
Dr. Pepper Snapple Group, Inc.	1,081	40,170
Hansen Natural Corp. (a)	767	46,197
PepsiCo, Inc.	9,069	584,134
		1,182,789
BIOTECHNOLOGY—2.8%
Amgen, Inc. (a)	3,835	204,981
Amylin Pharmaceuticals, Inc. (a)	660	7,504
Biogen Idec, Inc. (a)	1,955	143,477
Celgene Corp. (a)	3,239	186,340
Genzyme Corp. (a)	1,875	142,781
Gilead Sciences, Inc. (a)	4,987	211,648
Vertex Pharmaceuticals, Inc. (a)	1,259	60,344
		957,075
CAPITAL MARKETS—2.2%
Charles Schwab Corp.	6,954	125,381
Eaton Vance Corp.	1,115	35,948
Franklin Resources, Inc.	1,189	148,720
Northern Trust Corp.	1,081	54,861
SEI Investments Co.	2,882	68,822
State Street Corp.	3,759	168,929
T. Rowe Price Group, Inc.	1,784	118,493
TD Ameritrade Holding Corp.	1,759	36,710
		757,864

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
CHEMICALS—2.0%
Air Products & Chemicals, Inc.	1,602	$ 144,468
CF Industries Holdings, Inc.	584	79,885
Ecolab, Inc.	1,178	60,102
Lubrizol Corp.	480	64,301
Nalco Holding Co.	1,829	49,950
Praxair, Inc.	2,111	214,478
Sigma-Aldrich Corp.	1,156	73,568
		686,752
COMMERCIAL BANKS—0.2%
CIT Group, Inc. (a)	1,920	81,696

COMMERCIAL SERVICES & SUPPLIES—0.6%
Copart, Inc. (a)	1,318	57,109
Iron Mountain, Inc.	3,082	96,251
Stericycle, Inc. (a)	539	47,793
		201,153
COMMUNICATIONS EQUIPMENT—4.0%
Cisco Systems, Inc.	32,804	562,589
F5 Networks, Inc. (a)	610	62,568
Juniper Networks, Inc. (a)	4,020	169,161
Motorola Mobility Holdings, Inc. (a)	1,017	24,815
Motorola Solutions, Inc. (a)	977	43,662
QUALCOMM, Inc.	9,946	545,339
		1,408,134
COMPUTERS & PERIPHERALS—8.4%
Apple, Inc. (a)	5,589	1,947,487
Dell, Inc. (a)	7,540	109,405
EMC Corp. (a)	12,971	344,380
Hewlett-Packard Co.	6,330	259,340
NetApp, Inc. (a)	2,555	123,100
SanDisk Corp. (a)	1,976	91,074
Western Digital Corp. (a)	1,034	38,558
		2,913,344
CONSTRUCTION & ENGINEERING—0.6%
Fluor Corp.	1,432	105,481
Foster Wheeler AG (a)	1,255	47,213
Quanta Services, Inc. (a)	1,768	39,656
		192,350
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	301	26,991

CONSUMER FINANCE—1.2%
American Express Co.	6,900	311,880

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
CONSUMER FINANCE—1.2%, continued
Discover Financial Services	4,472	$ 107,865
		419,745
CONTAINERS & PACKAGING—0.2%
Crown Holdings, Inc. (a)	1,550	59,799

DIVERSIFIED CONSUMER SERVICES—0.1%
Apollo Group, Inc., Class A (a)	985	41,084
ITT Educational Services, Inc. (a)	132	9,524
		50,608
DIVERSIFIED FINANCIAL SERVICES—1.8%
Citigroup, Inc. (a)	93,305	412,408
CME Group, Inc., Class A	353	106,447
IntercontinentalExchange, Inc. (a)	406	50,158
Moody's Corp.	1,588	53,849
		622,862
ELECTRICAL EQUIPMENT—1.2%
AMETEK, Inc.	1,324	58,084
Emerson Electric Co.	4,766	278,477
Roper Industries, Inc.	838	72,454
		409,015
ENERGY EQUIPMENT & SERVICES—1.6%
Cameron International Corp. (a)	1,844	105,292
Diamond Offshore Drilling, Inc.	731	56,799
FMC Technologies, Inc. (a)	914	86,355
Helmerich & Payne, Inc.	1,203	82,634
National Oilwell Varco, Inc.	1,399	110,899
Weatherford International Ltd. (a)	5,597	126,492
		568,471
FOOD & STAPLES RETAILING—3.7%
Costco Wholesale Corp.	3,053	223,846
Kroger Co.	4,956	118,795
Sysco Corp.	1,142	31,633
Walgreen Co.	6,108	245,175
Wal-Mart Stores, Inc.	11,454	596,181
Whole Foods Market, Inc.	1,082	71,304
		1,286,934
FOOD PRODUCTS—1.4%
General Mills, Inc.	4,766	174,197
H.J. Heinz Co.	1,196	58,389
Hershey Co.	1,517	82,449
Kellogg Co.	1,539	83,075

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
FOOD PRODUCTS—1.4%, continued
Mead Johnson Nutrition Co.	1,738	$ 100,683
		498,793
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
Baxter International, Inc.	3,841	206,531
Becton Dickinson and Co.	1,404	111,786
C.R. Bard, Inc.	773	76,767
DENTSPLY International, Inc.	1,554	57,482
Edwards Lifesciences Corp. (a)	825	71,775
Intuitive Surgical, Inc. (a)	269	89,701
Medtronic, Inc.	6,960	273,876
ResMed, Inc. (a)	1,256	37,680
St. Jude Medical, Inc.	2,362	121,076
Stryker Corp.	1,630	99,104
Varian Medical Systems, Inc. (a)	842	56,953
Zimmer Holdings, Inc. (a)	1,166	70,578
		1,273,309
HEALTH CARE PROVIDERS & SERVICES—2.3%
AmerisourceBergen Corp.	1,765	69,823
DaVita, Inc. (a)	1,184	101,244
Express Scripts, Inc. (a)	2,942	163,604
Henry Schein, Inc. (a)	1,071	75,152
Laboratory Corp. of America Holdings (a)	706	65,044
McKesson Corp.	1,533	121,184
Medco Health Solutions, Inc. (a)	2,804	157,473
Quest Diagnostics, Inc.	876	50,563
		804,087
HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp. (a)	456	50,707

HOTELS, RESTAURANTS & LEISURE—3.4%
Carnival Corp.	3,115	119,491
Chipotle Mexican Grill, Inc. (a)	240	65,369
Marriott International, Inc., Class A	2,248	79,984
McDonald's Corp.	6,438	489,867
Starbucks Corp.	5,229	193,212
Starwood Hotels & Resorts Worldwide, Inc.	1,434	83,344
Yum! Brands, Inc.	3,227	165,803
		1,197,070
HOUSEHOLD DURABLES—0.1%
Toll Brothers, Inc. (a)	1,800	35,586

HOUSEHOLD PRODUCTS—1.4%
Clorox Co.	983	68,879
Colgate-Palmolive Co.	2,972	240,018
Energizer Holdings, Inc. (a)	736	52,374

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
HOUSEHOLD PRODUCTS—1.4%, continued
Kimberly-Clark Corp.	1,814	$ 118,400
		479,671
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
AES Corp. (a)	4,097	53,261

INSURANCE—0.8%
Aflac, Inc.	2,234	117,910
Berkshire Hathaway, Inc., Class B (a)	1,479	123,689
Brown & Brown, Inc.	1,455	37,539
		279,138
INTERNET & CATALOG RETAIL—2.0%
Amazon.com, Inc. (a)	2,178	392,323
Expedia, Inc.	2,391	54,180
NetFlix, Inc. (a)	336	79,743
priceline.com, Inc. (a)	330	167,125
		693,371
INTERNET SOFTWARE & SERVICES—3.9%
Akamai Technologies, Inc. (a)	1,720	65,360
eBay, Inc. (a)	7,408	229,944
Google, Inc., Class A (a)	1,448	848,832
VeriSign, Inc.	2,010	72,782
Yahoo!, Inc. (a)	7,321	121,895
		1,338,813
IT SERVICES—7.0%
Accenture plc, Class A	4,213	231,589
Automatic Data Processing, Inc.	2,283	117,141
Cognizant Technology Solutions Corp., Class A (a)	1,991	162,067
Fiserv, Inc. (a)	1,765	110,701
International Business Machines Corp.	7,428	1,211,284
Mastercard, Inc., Class A	720	181,238
Paychex, Inc.	1,693	53,093
Teradata Corp. (a)	1,331	67,482
Visa, Inc., Class A	3,036	223,510
Western Union Co.	3,868	80,338
		2,438,443
LIFE SCIENCES TOOLS & SERVICES—1.2%
Covance, Inc. (a)	602	32,942
Illumina, Inc. (a)	1,038	72,733
Life Technologies Corp. (a)	2,060	107,985
Thermo Fisher Scientific, Inc. (a)	2,866	159,206
Waters Corp. (a)	650	56,485
		429,351

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
MACHINERY—2.1%
Bucyrus International, Inc.	693	$ 63,375
Cummins, Inc.	1,409	154,455
Deere & Co.	2,755	266,932
Flowserve Corp.	498	64,142
Joy Global, Inc.	746	73,712
PACCAR, Inc.	2,221	116,269
		738,885
MEDIA—5.0%
Cablevision Systems Corp., Class A	2,711	93,828
CBS Corp., Class B	5,971	149,514
Comcast Corp. - Special, Class A	2,719	63,135
DIRECTV, Class A (a)	5,676	265,637
Discovery Communications, Inc., Class A (a)	1,172	46,763
Discovery Communications, Inc., Class C (a)	1,116	39,294
Interpublic Group of Cos., Inc.	4,104	51,587
Liberty Global, Inc., Class A (a)	1,054	43,646
McGraw-Hill Cos., Inc.	1,927	75,924
News Corp., Class A	11,908	209,104
News Corp., Class B	3,227	60,087
Omnicom Group, Inc.	1,884	92,429
Time Warner Cable, Inc.	2,448	174,640
Viacom, Inc., Class B	1,967	91,505
Virgin Media, Inc.	2,823	78,451
Walt Disney Co.	4,340	187,011
		1,722,555
METALS & MINING—0.2%
United States Steel Corp.	1,189	64,135

MULTILINE RETAIL—1.5%
Dollar Tree, Inc. (a)	925	51,356
Family Dollar Stores, Inc.	952	48,857
Kohl's Corp.	2,523	133,820
Nordstrom, Inc.	1,194	53,587
Target Corp.	4,561	228,095
		515,715
OIL, GAS & CONSUMABLE FUELS—4.5%
Alpha Natural Resources, Inc. (a)	1,406	83,474
Anadarko Petroleum Corp.	3,155	258,458
Concho Resources, Inc. (a)	784	84,123
Denbury Resources, Inc. (a)	1,861	45,408
El Paso Corp.	4,420	79,560
EOG Resources, Inc.	1,873	221,969
EQT Corp.	1,578	78,742
Hess Corp.	1,835	156,360
Murphy Oil Corp.	1,163	85,388
Noble Energy, Inc.	418	40,400

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
OIL, GAS & CONSUMABLE FUELS—4.5%, continued
Petrohawk Energy Corp. (a)	3,103	$ 76,148
Pioneer Natural Resources Co.	929	94,684
QEP Resources, Inc.	1,047	42,445
Range Resources Corp.	1,251	73,133
Southwestern Energy Co. (a)	1,843	79,194
Ultra Petroleum Corp. (a)	1,269	62,498
		1,561,984
PERSONAL PRODUCTS—0.4%
Avon Products, Inc.	2,561	69,250
Estee Lauder Cos., Inc., Class A	790	76,124
		145,374
PHARMACEUTICALS—2.1%
Abbott Laboratories	8,263	405,300
Allergan, Inc./United States	2,365	167,962
Hospira, Inc. (a)	1,027	56,691
Mylan, Inc. (a)	2,727	61,821
Perrigo Co.	673	53,517
		745,291
PROFESSIONAL SERVICES—0.5%
Dun & Bradstreet Corp.	502	40,281
FTI Consulting, Inc. (a)	868	33,270
IHS, Inc., Class A (a)	572	50,765
Robert Half International, Inc.	1,189	36,383
		160,699
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
Host Hotels & Resorts, Inc. REIT	5,024	88,473
Public Storage REIT	1,186	131,539
Simon Property Group, Inc. REIT	1,319	141,344
		361,356
ROAD & RAIL—0.5%
Norfolk Southern Corp.	2,750	190,493

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
Altera Corp.	2,449	107,805
Analog Devices, Inc.	2,349	92,504
Broadcom Corp., Class A	3,029	119,282
Cree, Inc. (a)	700	32,312
First Solar, Inc. (a)	548	88,140
Lam Research Corp. (a)	772	43,741
Marvell Technology Group Ltd. (a)	3,343	51,984
MEMC Electronic Materials, Inc. (a)	2,604	33,748
NVIDIA Corp. (a)	3,331	61,490

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%, continued
Texas Instruments, Inc.	7,169	$ 247,761
		878,767
SOFTWARE—8.3%
Activision Blizzard, Inc.	3,596	39,448
Adobe Systems, Inc. (a)	4,171	138,310
Autodesk, Inc. (a)	2,347	103,526
BMC Software, Inc. (a)	962	47,850
CA, Inc.	2,481	59,991
Citrix Systems, Inc. (a)	1,136	83,451
Electronic Arts, Inc. (a)	2,092	40,857
Intuit, Inc. (a)	1,857	98,607
Microsoft Corp.	45,639	1,157,405
Nuance Communications, Inc. (a)	1,773	34,680
Oracle Corp.	24,424	815,029
Red Hat, Inc. (a)	1,450	65,815
Salesforce.com, Inc. (a)	845	112,875
Symantec Corp. (a)	4,563	84,598
		2,882,442
SPECIALTY RETAIL—2.8%
AutoZone, Inc. (a)	286	78,238
Bed Bath & Beyond, Inc. (a)	1,559	75,253
Best Buy Co., Inc.	2,415	69,359
CarMax, Inc. (a)	1,462	46,930
Gap, Inc.	3,188	72,240
Lowe's Cos., Inc.	8,739	230,972
O'Reilly Automotive, Inc. (a)	964	55,392
PetSmart, Inc.	1,009	41,319
Ross Stores, Inc.	902	64,150
Staples, Inc.	4,220	81,952
TJX Cos., Inc.	3,125	155,406
		971,211
TEXTILES, APPAREL & LUXURY GOODS—0.9%
Coach, Inc.	1,937	100,801
NIKE, Inc., Class B	2,214	167,600
Polo Ralph Lauren Corp.	478	59,105
		327,506
TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	977	63,339
W.W. Grainger, Inc.	402	55,347
		118,686
WIRELESS TELECOMMUNICATION SERVICES—0.8%
American Tower Corp., Class A (a)	2,840	147,169
Crown Castle International Corp. (a)	1,874	79,738

See accompanying notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—99.2%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.8%, continued
NII Holdings, Inc. (a)	1,258	$ 52,421
		279,328
TOTAL COMMON STOCKS		34,506,487

CORPORATE NOTES—0.5%
COMMUNITY DEVELOPMENT—0.5%
Everence Community Investment, Inc., 0.45%, 11/30/13+(b)	$ 35,000	35,000
Everence Community Investment, Inc., 0.68%, 11/30/13+(b)	155,000	155,000
TOTAL CORPORATE NOTES		190,000

TOTAL INVESTMENTS (Cost* $29,220,280)—99.7%		$ 34,696,487
Other assets in excess of liabilities — 0.3%		99,978
NET ASSETS—100%		$ 34,796,465

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	35,000	12/2010
Everence Community Investment, Inc.	0.68%	155,000	12/2010

At March 31, 2011, these securities had an aggregate market value of $190,000, representing 0.5% of net assets.
*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—1.6%
Forward Air Corp.	4,450	$ 136,303
UTi Worldwide, Inc.	19,150	387,596
		523,899
CAPITAL MARKETS—2.0%
Evercore Partners, Inc., Class A	8,650	296,609
Raymond James Financial, Inc.	9,550	365,192
		661,801
CHEMICALS—0.9%
Calgon Carbon Corp. (a)	19,400	308,072

COMMERCIAL BANKS—4.0%
Home Bancshares, Inc.	10,750	244,563
Prosperity Bancshares, Inc.	9,800	419,146
Texas Capital Bancshares, Inc. (a)	14,350	372,956
Umpqua Holdings Corp.	22,950	262,548
		1,299,213
COMMERCIAL SERVICES & SUPPLIES—1.7%
Interface, Inc., Class A	26,250	485,363
Mobile Mini, Inc. (a)	3,575	85,871
		571,234
COMMUNICATIONS EQUIPMENT—3.2%
Arris Group, Inc. (a)	23,150	294,931
Brocade Communications Systems, Inc. (a)	68,625	422,044
Emulex Corp. (a)	32,400	345,708
		1,062,683
COMPUTERS & PERIPHERALS—1.0%
Smart Technologies, Inc., Class A (a)	32,300	329,783
CONSUMER FINANCE—3.0%
Cash America International, Inc.	9,800	451,290
First Cash Financial Services, Inc. (a)	13,425	518,205
		969,495
CONTAINERS & PACKAGING—1.1%
Silgan Holdings, Inc.	9,350	356,609

DISTRIBUTORS—1.1%
LKQ Corp. (a)	14,350	345,835

DIVERSIFIED CONSUMER SERVICES—1.2%
American Public Education, Inc. (a)	9,425	381,241

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
ELECTRICAL EQUIPMENT—2.3%
Belden, Inc.	11,475	$ 430,886
Franklin Electric Co., Inc.	6,875	317,625
		748,511
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
Anixter International, Inc.	4,925	344,208
National Instruments Corp.	12,300	403,071
Rofin-Sinar Technologies, Inc. (a)	6,625	261,688
		1,008,967
ENERGY EQUIPMENT & SERVICES—5.0%
Atwood Oceanics, Inc. (a)	6,700	311,081
CARBO Ceramics, Inc.	3,900	550,368
Core Laboratories NV	3,400	347,378
Dril-Quip, Inc. (a)	5,550	438,617
		1,647,444
FOOD & STAPLES RETAILING—1.1%
Ruddick Corp.	9,150	353,098

FOOD PRODUCTS—0.5%
SunOpta, Inc. (a)	21,300	158,046

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
American Medical Systems Holdings, Inc. (a)	18,275	395,471
Zoll Medical Corp. (a)	8,050	360,721
		756,192
HEALTH CARE PROVIDERS & SERVICES—6.4%
Health Management Associates, Inc., Class A (a)	32,500	354,250
HMS Holdings Corp. (a)	5,900	482,915
MWI Veterinary Supply, Inc. (a)	9,950	802,766
PSS World Medical, Inc. (a)	17,650	479,197
		2,119,128
HOTELS, RESTAURANTS & LEISURE—0.5%
Life Time Fitness, Inc. (a)	4,375	163,231

HOUSEHOLD DURABLES—1.1%
Tempur-Pedic International, Inc. (a)	7,300	369,818

INDUSTRIAL CONGLOMERATES—0.9%
Raven Industries, Inc.	4,900	300,958

INSURANCE—0.9%
AmTrust Financial Services, Inc.	16,350	311,795

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
INTERNET SOFTWARE & SERVICES—3.3%
Digital River, Inc. (a)	11,425	$ 427,638
LivePerson, Inc. (a)	27,700	350,128
LogMeIn, Inc. (a)	6,900	290,904
		1,068,670
LIFE SCIENCES TOOLS & SERVICES—1.5%
Parexel International Corp. (a)	20,100	500,490

MACHINERY—8.9%
Actuant Corp., Class A	14,350	416,150
Albany International Corp., Class A	8,000	199,200
Astec Industries, Inc. (a)	11,150	415,784
CIRCOR International, Inc.	9,150	430,233
CLARCOR, Inc.	9,250	415,602
Harsco Corp.	6,175	217,916
Middleby Corp. (a)	4,475	417,159
Westport Innovations, Inc. (a)	18,850	414,323
		2,926,367
MARINE—1.5%
Kirby Corp. (a)	8,800	504,152

MEDIA—3.1%
Cinemark Holdings, Inc.	20,175	390,386
Live Nation Entertainment, Inc. (a)	33,600	336,000
National CineMedia, Inc.	16,400	306,188
		1,032,574
METALS & MINING—2.8%
Carpenter Technology Corp.	12,450	531,739
Haynes International, Inc.	7,000	388,150
		919,889
OIL, GAS & CONSUMABLE FUELS—7.9%
Approach Resources, Inc. (a)	15,100	507,360
Brigham Exploration Co. (a)	10,800	401,544
Gulfport Energy Corp. (a)	7,450	269,318
Oasis Petroleum, Inc. (a)	12,050	381,021
Rosetta Resources, Inc. (a)	13,750	653,675
SM Energy Co.	5,075	376,514
		2,589,432
PAPER & FOREST PRODUCTS—1.3%
Louisiana-Pacific Corp. (a)	39,775	417,638

PHARMACEUTICALS—0.8%
Endo Pharmaceuticals Holdings, Inc. (a)	6,750	257,580

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
PROFESSIONAL SERVICES—1.5%
Insperity, Inc.	16,525	$ 502,030

REAL ESTATE INVESTMENT TRUSTS (REITS) —1.0%
Potlatch Corp. REIT	8,475	340,695

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
SunPower Corp., Class A (a)	10,225	175,257

SOFTWARE—8.4%
Aspen Technology, Inc. (a)	25,300	379,247
Ebix, Inc. (a)	14,575	344,699
Lawson Software, Inc. (a)	38,250	462,825
MicroStrategy, Inc., Class A (a)	3,700	497,576
NICE Systems Ltd.- ADR (a)	5,275	194,858
Pegasystems, Inc.	10,900	413,546
TIBCO Software, Inc. (a)	16,850	459,163
		2,751,914
SPECIALTY RETAIL—7.3%
DSW, Inc., Class A (a)	11,575	462,537
Group 1 Automotive, Inc.	7,950	340,260
Hibbett Sports, Inc. (a)	10,850	388,539
Monro Muffler Brake, Inc.	11,325	373,498
Tractor Supply Co.	7,400	442,964
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,050	387,446
		2,395,244
TEXTILES, APPAREL & LUXURY GOODS—2.4%
Crocs, Inc. (a)	25,600	456,704
Warnaco Group, Inc. (a)	5,975	341,710
		798,414
TRADING COMPANIES & DISTRIBUTORS—2.0%
WESCO International, Inc. (a)	10,475	654,687
TOTAL COMMON STOCKS		32,582,086

CORPORATE NOTES—0.6%
DEVELOPMENT AUTHORITIES—0.6%
Everence Community Investment, Inc., 0.45%, 11/30/13+(b)	$ 80,000	80,000
Everence Community Investment, Inc., 0.68%, 11/30/13+(b)	120,000	120,000
TOTAL CORPORATE NOTES		200,000

See accompanying notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments, continued
March 31, 2011 (Unaudited)
	SHARES	VALUE
SHORT TERM INVESTMENT—2.0%
INVESTMENT COMPANY—2.0%
JPMorgan U.S. Government Money Market Fund, Agency Shares	662,901	$ 662,901

TOTAL INVESTMENTS (Cost* $22,801,048) —101.7%		$ 33,444,987
Liabilities in excess of other assets — (1.7)%		(571,388)
NET ASSETS—100%		$ 32,873,599

+	Variable rate security. Rates presented are the rates in effect at March 31, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.45%	80,000	12/2010
Everence Community Investment, Inc.	0.68%	120,000	12/2010

At March 31, 2011, these securities had an aggregate market value of $200,000, representing 0.6% of net assets.

* Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Conservative Portfolio
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
Mutual Funds — 99.6%
MMA Praxis Core Stock Fund, Class I (a)	103,614	$ 1,358,374
MMA Praxis Growth Index Fund, Class I (a)	65,656	673,629
MMA Praxis Intermediate Income Fund, Class I (a)	862,492	8,944,043
MMA Praxis International Fund, Class I (a)	44,420	507,272
MMA Praxis International Index Fund, Class I (a)(b)	48,432	492,066
MMA Praxis Small Cap Fund, Class I (a)(b)	32,705	371,857
MMA Praxis Value Index Fund, Class I (a)	83,626	697,438
Total Mutual Funds		13,044,679

TOTAL INVESTMENTS (Cost* $12,415,121) —99.6%		$ 13,044,679
Other assets in excess of liabilities — 0.4%		56,789
NET ASSETS—100%		$ 13,101,468

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Balanced Portfolio
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
Mutual Funds — 99.7%
MMA Praxis Core Stock Fund, Class I (a)	561,035	$ 7,355,172
MMA Praxis Growth Index Fund, Class I (a)	266,734	2,736,694
MMA Praxis Intermediate Income Fund, Class I (a)	1,335,619	13,850,366
MMA Praxis International Fund, Class I (a)	241,529	2,758,264
MMA Praxis International Index Fund, Class I (a)(b)	261,184	2,653,630
MMA Praxis Small Cap Fund, Class I (a)(b)	353,829	4,023,038
MMA Praxis Value Index Fund, Class I (a)	339,560	2,831,928
Total Mutual Funds		36,209,092

TOTAL INVESTMENTS (Cost* $32,682,192) —99.7%		$ 36,209,092
Other assets in excess of liabilities — 0.3%		99,345
NET ASSETS—100%		$ 36,308,437

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Genesis Growth Portfolio
Schedule of portfolio investments
March 31, 2011 (Unaudited)
	SHARES	VALUE
Mutual Funds — 99.7%
MMA Praxis Core Stock Fund, Class I (a)	547,613	$ 7,179,207
MMA Praxis Growth Index Fund, Class I (a)	277,718	2,849,391
MMA Praxis Intermediate Income Fund, Class I (a)	521,654	5,409,548
MMA Praxis International Fund, Class I (a)	249,567	2,850,052
MMA Praxis International Index Fund, Class I (a)(b)	274,075	2,784,601
MMA Praxis Small Cap Fund, Class I (a)(b)	414,222	4,709,704
MMA Praxis Value Index Fund, Class I (a)	353,546	2,948,576
Total Mutual Funds		28,731,079

TOTAL INVESTMENTS (Cost* $24,957,526) —99.7%		$ 28,731,079
Other assets in excess of liabilities — 0.3%		72,870
NET ASSETS—100%		$ 28,803,949

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

MMA Praxis Mutual Funds
Notes to schedule of portfolio investments
March 31, 2011 (Unaudited)

ORGANIZATION:

The MMA Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis International Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund, the MMA Praxis International Index Fund and the MMA Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the MMA Praxis Genesis Conservative Portfolio, the MMA Praxis Genesis Balanced Portfolio, and the MMA Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). These are also referred to as the Intermediate Income Fund, Core Stock Fund, International Fund, Value Index Fund, Growth Index Fund, International Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio.

As of March 31, 2011, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price except for the Intermediate Income Fund which is 3.75 percent.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materiality affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Investments in restricted securities are valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Portfolio’s investments in the underlying MMA Praxis Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s and Portfolio’s Schedule of Portfolio Investments, which also includes a breakdown of the Fund’s and Portfolio’s investments by geographic/industry concentration as applicable.

The following is a summary of the valuation inputs used to value the Funds’ and Portfolios’ investments as of March 31, 2011:

MMA Praxis Intermediate Income Fund
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Security	$–	$500,897	$–	$500,897
Collateralized Mortgage
Obligations	–	153,655	–	153,655
Commercial Mortgage
Backed Securities	–	21,067,871	–	21,067,871
Foreign Bonds	–	4,269,669	–	4,269,669
Municipal Bonds	–	6,384,375	–	6,384,375
Corporate Bonds	–	135,566,750	–	135,566,750
Corporate Notes	–	–	2,793,578	2,793,578
Interest-Only Bonds	–	104,944	–	104,944
U.S. Government
Agencies	–	112,232,008	–	112,232,008
Investment Company	1,311,299	–	–	1,311,299
Short Term Investment	5,130,187	–	–	5,130,187
Total Investments	$6,441,486	$280,280,169	$2,793,578	$289,515,233

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Intermediate Income Fund
Balance as of December 31, 2010	$2,803,207
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(9,629)
Balance as of March 31, 2011	$2,793,578

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011.

MMA Praxis Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$168,384,665	$–	$–	$168,384,665
Commercial Paper	–	2,931,982	–	2,931,982
Corporate Notes	–	–	2,171,276	2,171,276
Total Investments	$168,384,665	$2,931,982	$2,171,276	$173,487,923

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Core Stock Fund
Balance as of December 31, 2010	$2,179,868
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(8,592)
Balance as of March 31, 2011	$2,171,276

MMA Praxis International Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$74,684,261	$–	$–	$74,684,261
Investment Companies	2,168,775	–	–	2,168,775
Corporate Notes	–	–	1,075,541	1,075,541
Short Term Investment	937,274	–	–	937,274
Total Investments	$77,790,310	$–	$1,075,541	$78,865,851

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Foreign Forward Currency
Exchange Contracts	$–	$(7,735)	$–	$(7,735)

*Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	International Fund
Balance as of December 31, 2010	$1,079,513
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(3,972)
Balance as of March 31, 2011	$1,075,541

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011.

MMA Praxis International Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$38,217,257	$–	$–	38,217,257
Short Term Investment	632,661	–	–	632,661
Total Investments	$38,849,918	$–	$–	38,849,918

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011 and the Portfolio held no Level 3 securities as of March 31, 2011.

MMA Praxis Value Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$61,751,089	$–	$–	$61,751,089
Corporate Notes	–	–	733,968	733,968
Short Term Investment	133,228	–	–	133,228
Warrant	9,071	–	–	9,071
Total Investments	$61,893,388	$–	$733,968	$62,627,356

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Value Index Fund
Balance as of December 31, 2010	$737,478
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(3,510)
Balance as of March 31, 2011	$733,968

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011.

MMA Praxis Growth Index Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$34,506,487	$–	$–	$34,506,487
Corporate Notes	–	–	190,000	190,000
Total Investments	$34,506,487	$–	$190,000	$34,696,487

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:
Corporate Notes	Growth Index Fund
Balance as of December 31, 2010	$190,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of March 31, 2011	$190,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011.

MMA Praxis Small Cap Fund
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$32,582,086	$–	$–	$32,582,086
Corporate Notes	–	–	200,000	200,000
Short Term Investment	662,901	–	–	662,901
Total Investments	$33,244,987	$–	$200,000	$33,444,987

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

Corporate Notes	Small Cap Fund
Balance as of December 31, 2010	$200,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of March 31, 2011	$200,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011.

MMA Praxis Genesis Conservative Portfolio
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3		Total
Investments at Value
Mutual Funds	$13,044,679	$–	$	– $	13,044,679
Total Investments	$13,044,679	$–	$	– $	13,044,679

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011 and the Portfolio held no Level 3 securities as of March 31, 2011.

MMA Praxis Genesis Balanced Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3		Total
Investments at Value
Mutual Funds	$36,209,092	$–	$	– $	36,209,092
Total Investments	$36,209,092	$–	$	– $	36,209,092

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011 and the Portfolio held no Level 3 securities as of March 31, 2011.

MMA Praxis Genesis Growth Portfolio
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3		Total
Investments at Value
Mutual Funds	$28,731,079	$–	$	– $	28,731,079
Total Investments	$28,731,079	$–	$	– $	28,731,079

There were no significant transfers in and out of Levels 1, 2, or 3 during the three months ended March 31, 2011 and the Portfolio held no Level 3 securities as of March 31, 2011.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities are reflected in the Fund’s and Portfolio’s valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DERIVATIVE FINANCIAL INSTRUMENTS:

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:

The International Fund, Core Stock Fund and International Index Fund may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund and International Index Fund may enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the International Fund and International Index Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments and Hedging Activities:

The following table sets forth the fair value of the Trust’s derivative contracts by primary risk exposure as of March 31, 2011:

Fair Value of Derivative Investments
As of March 31, 2011
Asset Derivatives			Liabilities Derivatives
Derivatives not
accounted for as
hedging	Statements of Assets			Statement of
instruments ASC	and Liabilities		Unrealized	Assets and		Unrealized
815	Location	Fund	Appreciation	Liabilities Location	Fund	Depreciation

Forward foreign	Unrealized			Unrealized
currency	appreciation on			depreciation on
exchange	foreign currency	International		foreign currency	International
contracts	exchange contracts	Fund	$106,124	exchange contracts	Fund	$113,859

COMMUNITY DEVELOPMENT INVESTMENTS

The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2011:

				Net
	Tax cost	Gross	Gross	unrealized
	of portfolio	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
Intermediate Income Fund	$279,910,953	$11,654,391	$(2,050,111)	$9,604,280
Core Stock Fund	143,253,771	37,490,465	(7,256,313)	30,234,152
International Fund	60,174,355	19,591,787	(900,291)	18,691,496
International Index Fund	38,794,852	1,275,977	(1,220,911)	55,066
Value Index Fund	54,013,945	11,848,791	(3,235,380)	8,613,411
Growth Index Fund	29,220,280	6,505,544	(1,029,337)	5,476,207
Small Cap Fund	22,801,048	10,685,056	(41,117)	10,643,939
Conservative Portfolio	12,415,121	629,558	—	629,558
Balanced Portfolio	32,682,192	3,526,900	—	3,526,900
Growth Portfolio	24,957,526	3,781,507	(7,954)	3,773,553

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Praxis Mutual Funds

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ David Gautsche
David Gautsche
President

Date: May 25, 2011

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: May 25, 2011